As filed with the Securities and Exchange Commission on March 1, 2010

1933 Act File No. 333-93813
1940 Act File No. 811-09761

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	31	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	32	[	X	]

(Check appropriate box or boxes.)

DIREXION INSURANCE TRUST

33 Whitehall Street, 10th Floor
New York, New York 10004
(Exact name of Registrant as Specified in Charter)
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, New York 10004
(Name and Address of Agent for Service)

Copy to:

Edward L. Paz
U.S. Bancorp Fund Services, LLC
615 East Michigan
Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[		]	on (date) pursuant to paragraph (b)
[	X	]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

DIREXION INSURANCE TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement:

Prospectus and Statement of Additional Information for the Dynamic VP HY Bond Fund.

Part C of Form N-1A

Signature Page

PROSPECTUS

[THE DIREXION INSURANCE TRUST]

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Dynamic VP HY Bond Fund

A significant portion of the Fund’s assets is expected to come from professional money managers and investors who use the Fund as part of “asset allocation” or “market timing” investment strategies.

The Fund offers its shares to insurance company separate accounts that fund variable annuity contracts and life insurance policies.  This Prospectus should be read together with the prospectus for those contracts and policies.  Shares are also offered to qualified pension and retirement plans outside the context of separate accounts.

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

April 30, 2010

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TABLE OF CONTENTS

In deciding whether to invest in the fund described herein, you should rely on information in this Prospectus and the Statement of Additional Information (the “SAI”) relating to the Fund.  The Direxion Insurance Trust (the “Trust”) has not authorized others to provide additional information.  The Trust does not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not be legally made.

i

Summary Section

Dynamic VP HY Bond Fund

Investment Objective
The Fund seeks to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.

Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  The fees and expenses below do not reflect any fees and expenses imposed on shares of the Fund purchased through variable annuity contracts and variable life insurance policies (“Contracts”), which would increase overall fees and expenses.  Please refer to your Contract Prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or sales proceeds, whichever is less)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses of the Fund		0.85%
Shareholder Servicing Fee	0.20%
Acquired Fund Fees and Expenses		[0.18]%
Total Annual Operating Expenses(1)(2)		2.03%

(1)
Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratio to Average Net Assets: Net Expenses” provided in the “Financial Highlights” section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(2)
As noted elsewhere in the prospectus, a substantial portion of the Fund’s assets may come from “asset allocators” or “market timers”.  As a result, the costs of operating the Fund may rise or fall with asset levels.  However, the Adviser is contractually obligated to pay all expenses of the Fund other than the following:  management fees, distribution and/or service fees, shareholder servicing fee, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund.  This agreement may be terminated at any time only by the Board of Trustees.

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Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The table does not reflect any fees and expenses imposed under a Contract, which would increase overall fees and expenses.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Dynamic VP HY Bond Fund	$[206]	$[637]	$[1,093]	$[2,358]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 463% of the average value of its portfolio.

Principal Investment Strategy
During normal market conditions, the Fund seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowing for investment purposes) in high yield debt instruments, commonly referred to as “junk bonds,” or derivatives of such instruments.  These debt instruments include corporate debt securities, convertible securities, zero-coupon securities and restricted securities.  High yield debt instruments are generally rated lower than Baa by Moody’s Investors Service©, Inc. (“Moody’s”) or lower than BBB by Standard & Poor’s® (“S&P®”).  Up to 15% of Fund assets may be invested in instruments generally rated below Caa by Moody’s or CCC by S&P® or derivatives of such instruments.

Despite these ratings, Rafferty Asset Management, LLC (“Rafferty” or “Adviser”) performs its own investment analysis and does not principally rely on the ratings assigned by the rating organizations.  The Adviser seeks to achieve price appreciation and minimize price volatility by attempting to identify instruments that are unlikely to default and are instead likely to be upgraded by qualified rating organizations.  The Adviser generally will create long positions for the Fund.  In addition, while the Adviser studies industry and economic trends, it focuses on researching individual issuers and derivative instruments.  Each company and derivative instrument in which the Fund invests passes through a research process and stands on its own merits as a viable investment in the Adviser’s opinion.

A significant portion of the Fund’s assets is expected to come from professional money managers and investors who use the Fund as part of “asset allocation” and “market timing” investment strategies.  To ensure that the Fund’s portfolio maintains sufficient liquidity to meet potential redemptions by active Fund shareholders while gaining exposure to the high yield bond market, the Fund invests a substantial portion or even all of its assets in derivative securities, such as futures contracts, options contracts, swap agreements, options on futures contracts, financial instruments such as futures and options on high yield bond indices, and baskets of high yield securities based on various high yield bond indices.  Such investments may generate a return that is more positive or more negative than what would be generated if the Fund maintained its assets in cash or cash equivalents to meet redemption requests.  There is no limit on the amount of the Fund’s assets that may be invested in derivative securities.

Principal Risks
An investment in the Fund entails risks.  The Fund could lose money, or its performance could trail that of other investment alternatives.  Rafferty cannot guarantee that the Fund will achieve its objective.  In addition, the Fund presents some risks not traditionally associated with most mutual funds.  It is important that investors closely review and understand these risks before making an investment in the Fund.  Unprecedented recent turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. There is a risk that you could lose all or a portion of your investment in the Fund.

•
Adviser’s Investment Strategy Risk. While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment return, there is no guarantee that such opportunities will ultimately benefit the Fund.  The Adviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds.  There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

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•
Counterparty Risks. The Fund may invest in financial instruments, including swap agreements, that enable the Fund to hedge a position or to gain exposure to securities or an index without investing in specific securities or instruments.  Swap agreements expose the Fund to the risk that the counterparty may default and result in a loss to the Fund.

•
Credit Risk.  The Fund could lose money if the issuer of a debt instrument is unable to meet its financial obligations or goes bankrupt or if a debt security in which a short position is upgraded or generally improves its standing.

•
Derivatives Risk.  Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time and increase the Fund’s volatility.  The Fund may also be exposed to additional risk for directly investing in derivatives, and incur larger losses and smaller gains, rather than investing in the underlying securities of a derivative.

•
Risks of Investing in Equity Securities.  Investments in publicly issued equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time and in turn cause the Fund’s net asset value to fluctuate.

•
High-Yield Securities Risk.  The Fund may invest in high-yield securities.  Investments in securities rated below investment grade or “junk bonds” generally involve significantly greater risks of loss of your money than an investment in investment grade bonds.

•
Interest Rate Risk.  Debt securities have varying levels of sensitivity to changes in interest rates.  The longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

•
Investing in Other Investment Companies and ETFs Risk.  Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

•	Leverage Risk. Leverage can magnify the effects of changes in the value of the Funds and make them more volatile, which may affect the performance of the Fund.

•
Market Risk.  The Fund is subject to market risks that can affect the value of its shares.  These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

•
Market Timing Activity and High Portfolio Turnover.  A significant portion of the Fund’s assets is expected to come from professional money managers and investors who use the Fund as part of “asset allocation” and “market timing” investment strategies.  The Fund may experience high portfolio turnover, which involves correspondingly greater expenses to the Fund, as well as potentially adverse tax consequences, and may affect the Fund’s performance.  In addition, large movements of assets into and out of the Fund may have a negative impact its ability to achieve its investment objective or its desired level of operating expenses.

•	Risk of Non-Diversification. A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.

•	Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

•
Prepayment Risk.  Debt instruments may be subject to prepayment risk. Prepayment occurs when the issuer of an instrument can repay principal prior to the security’s maturity which can result in less potential for gains during a declining interest rate environment, similar or greater potential for loss in a rising interest rate environment and greater volatility.

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Performance
The bar chart and performance tables below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total return for 1-year and since inception compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how it will perform in the future. Updated performance is available on the Fund’s website at www.direxionfunds.com or by calling the Fund toll-free at (800) 851-0511.

Total Return for the Calendar Year Ended December 31

Highest Quarterly Return	Lowest Quarterly Return

7.63% (3rd quarter 2009)	-10.06% (1st quarter 2009)

Average Annual Total Returns as of December 31, 2009
	1 Year	Since February 1, 2005
Dynamic VP HY Bond Fund
Return Before Taxes	9.81%	0.94%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.93%
Lipper High Current Yield Bond Fund Index	49.49%	4.40%
Barclays Capital U.S. Corporate High Yield Bond Index	58.21%	6.57%

During the fiscal year ended December 31, 2009, the Advisor changed the Fund’s benchmark from the Barclays Capital U.S. Aggregate Bond Index to the Barclays Capital U.S. Corporate High Yield Bond Index in order to track a more appropriate comparative benchmark.

Management
Investment Adviser.  Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager.  The Fund is managed by Loren L. Norton.  Mr. Norten has managed the Fund since joining Rafferty in May 2006.  Mr. Norton is a Vice President and Portfolio Manager at Rafferty and serves as its chief high-yield strategist.

Purchase and Sale of Fund Shares
Shares of the Fund are offered through insurance company separate accounts that serve as investment vehicles for Contracts.  Shares of the Fund may also be purchased through certain qualified pension and retirement plans (“Plans”).

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

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Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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DETAILS ABOUT THE FUND

The Fund seeks to maximize total return (income plus capital appreciation) by creating long positions primarily in lower-quality debt instruments and derivatives of such instruments.  The Fund’s investment objective is not a fundamental policy and may be changed by the Trust’s Board of Trustees without shareholder approval upon a 60-day notice.

The Fund is designed principally for purchase by experienced investors and frequently is utilized by investors who engage in market timing activities or who intend to follow an asset allocation strategy.  To achieve its objective, the Fund uses aggressive investment techniques such as engaging in futures, options and swap transactions.  In order to accommodate frequent trading by shareholders, the Fund’s portfolio will be positioned consistent with the need for liquidity.

There is no assurance that the Fund will achieve its objective.

PORTFOLIO INVESTMENT STRATEGY

In attempting to meet the Fund’s objective, the Adviser will, under normal circumstances, invest at least 80% of the Fund’s net assets (plus any borrowing for investment purposes) in high yield debt instruments, commonly referred to as “junk bonds,” or derivatives of such instruments.  Debt instruments include corporate debt securities, convertible securities, zero-coupon securities and restricted securities.  The Adviser will generally create long positions for the Fund.

High yield debt instruments are generally rated lower than Baa by Moody’s Investors Service©, Inc. (“Moody’s”) or lower than BBB by Standard & Poor’s® (“S&P®”).  Up to 15% of Fund assets may be invested in instruments generally rated below Caa by Moody’s or CCC by S&P® or derivatives of such instruments.  Investments may include instruments in the lowest rating category of each rating agency, or unrated bonds that the Adviser determines are of comparable quality.  Such instruments may be in default and are generally regarded by the rating organizations as having extremely poor prospects of ever attaining any real investment standing.  In addition, high yield debt instruments are typically issued with maturities of 10 years or less, and are callable after four to five years.  Generally, the longer the bond’s maturity, the more vulnerable its price is to interest rate fluctuations.

The Adviser performs its own investment analysis and does not rely principally on the ratings assigned by the rating organizations.  Because of the greater number of considerations involved in investing in lower-rated instruments, the achievement of the Fund’s objective depends more on the analytical abilities of the portfolio management team than would be the case if the Fund were investing primarily in instruments in the higher rating categories.

To ensure that the Fund’s portfolio maintains sufficient liquidity to meet potential redemptions by active Fund shareholders while gaining exposure to the high yield bond market, the Fund invests a substantial portion or even all of its assets in derivative securities, such as futures contracts, options contracts, swap agreements, options on futures contracts, financial instruments such as futures and options on high yield bond indices, and baskets of high yield securities based on various high yield bond indices.  Such investments may generate a return that is more positive or more negative than what would be generated if the Fund maintained its assets in cash or cash equivalents to meet redemption requests.  There is no limit on the amount of the Fund’s assets that may be invested in derivative securities.

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The Fund may invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant.  When the Fund is invested in such temporary defensive instruments, the Fund will not achieve its investment objective.

The Adviser uses a “bottom up” approach to investing.  The Adviser studies industry and economic trends, but focuses on researching individual issuers and derivative instruments.  Each company and derivative instrument in which the Fund invests passes through a research process and stands on its own merits as a viable investment in the Adviser’s opinion.

To achieve the Fund’s investment objective, the Adviser:

●	Seeks to achieve price appreciation and minimize price volatility by identifying instruments that are likely to be upgraded by qualified rating organizations;

●	Employs research and credit analysis to minimize purchasing instruments that may default by determining the likelihood of timely payment of interest and principal; and/or

●
Invests the Fund’s assets in other instruments, including derivative securities, consistent its the objective of high current income and capital appreciation but permitting it to maintain sufficient liquidity to meet redemptions.

PRINCIPAL RISK FACTORS

An investment in the Fund entails risks.  The Fund could lose money, or its performance could trail that of other investment alternatives.  Rafferty cannot guarantee that the Fund will achieve its objective.  In addition, the Fund presents some risks not traditionally associated with most mutual funds.  It is important that investors closely review and understand these risks before making an investment in the Fund.  Unprecedented recent turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. These and other risks are described below.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment return, there is no guarantee that such opportunities will ultimately benefit the Fund.  The Adviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds.  There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risks

The Fund may invest in financial instruments, including swap agreements, that enable the Fund to hedge a position or to gain exposure to securities or an index without investing in specific securities or instruments.  Swap agreements are two-party contracts whereby the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  Using such swap agreements and similar financial instruments exposes the Fund to the risk that the counterparty may default.  If the counterparty defaults, the Fund’s risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement.

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Credit Risk

The Fund could lose money if the issuer of a debt instrument is unable to meet its financial obligations or goes bankrupt.  The Fund could lose money if the issuer of a debt security in which it has a short position is upgraded or generally improves its standing.  Credit risk usually applies to most debt instruments, but generally is not a factor for U.S. government obligations.

Derivatives Risk

The Fund uses investment techniques which may be considered aggressive, including investments in derivatives.  The derivative instruments in which the Fund may invest include: (1) futures contracts; (2) swap agreements; and (3) options on securities, securities indices and futures contracts.  Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time.  In addition, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index.  This will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.  The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives.  As a result, the Fund may incur larger losses or smaller gains than otherwise would be the case if the Fund invested directly in the underlying securities.

Risks of Investing in Equity Securities

Investments in publicly issued equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time.  Fluctuations in the value of equity securities in which the Funds invests will cause the net asset value of the Funds to fluctuate.

High-Yield Securities Risk

The Fund may invest in high-yield securities.  Investments in securities rated below investment grade or “junk bonds” generally involve significantly greater risks of loss of your money than an investment in investment grade bonds.  Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties.  Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations.  Issuers of lower-rated securities also have a greater risk of default or bankruptcy.  Additionally, due to the greater number of considerations involved in the selection of the Fund’s securities, the achievement of the Fund’s objective depends more on the skills of the portfolio manager than investing only in higher rated securities.  Therefore, your investment may experience greater volatility in price and yield.  High-yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

Interest Rate Risk

Debt securities have varying levels of sensitivity to changes in interest rates.  In general, the price of a debt security will fall when interest rates rise and will rise when interest rates fall.  Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.  In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.  In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction.  Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.  The impact of an interest rate change may be significant for other asset classes as well, whether because of the impact of interest rates on economic activity or because of changes in the relative attractiveness of asset classes due to changes in interest rates.  For instance, higher interest rates may make investments in debt securities more attractive, thus reducing investments in equities.

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Investing in Other Investment Companies and ETFs Risk

Investments in the securities of other investment companies and ETFs, (which may, in turn invest in equities, bonds, and other financial vehicles) may involve duplication of advisory fees and certain other expenses.  By investing in another investment company or ETF, the Fund becomes a shareholder of that investment company or ETF.  As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.  As a shareholder, the Fund must rely on the investment company or ETF to achieve its investment objective.  If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance.  In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium.  Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund.  Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting the Fund’s performance.

Leverage Risk

Leverage can magnify the effects of changes in the value of the Funds and make them more volatile.  The Fund’s derivative instruments, which may result in leverage, and the leveraged investment techniques that the Fund employs could cause investors in the Fund to lose more money in adverse environments.  The Fund’s use of leverage may cause the Fund to incur financing charges which will affect the performance of the Fund.  As interest rates rise, the cost of executing leveraged investment strategies will rise as well.

Market Risk

The value of the Fund’s holdings may decline in price because of changes in prices of its holdings, a broad stock market decline, or political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.  These fluctuations could be a sustained trend or a drastic movement.  The markets generally move in cycles, with periods of rising prices followed by periods of declining prices.  The value of your investment may reflect these fluctuations.

Market Timing Activity and High Portfolio Turnover

A significant portion of the Fund’s assets is expected to come from professional money managers and investors who use the Fund as part of “asset allocation” and “market timing” investment strategies.  These strategies often call for frequent trading to take advantage of anticipated changes in market conditions.  Frequent trading could increase the rate of the Fund’s portfolio turnover, which involves correspondingly greater expenses to the Fund, including dealer mark-ups/mark-downs or brokerage commissions and other transaction costs on the sale of securities and reinvestments in other securities.  The trading costs and tax affects associated with portfolio turnover may adversely affect the Fund’s performance.  In addition, large movements of assets into and out of the Fund may have a negative impact its ability to achieve its investment objective or its desired level of operating expenses. The risks associated with market timing activity and high portfolio turnover will have a negative impact on longer term investments.

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Risk of Non-Diversification

The Fund is non-diversified.  A non-diversified fund invests a high percentage of its assets in a limited number of securities.  A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Security Selection Risk

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to an issuer’s financial condition or operations or changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

Prepayment Risk

Many types of debt instruments are subject to prepayment risk. Prepayment occurs when the issuer of an instrument can repay principal prior to the security’s maturity. Instruments subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt instrument can be difficult to predict and result in greater volatility.

ABOUT YOUR INVESTMENT

SHARES PRICES OF THE FUND

The Fund’s share price is known as its net asset value (“NAV”).  The Fund’s share price is calculated as of the close of regular trading, usually as of 4:00 p.m. Eastern time, each day the New York Stock Exchange (“NYSE”) are open for business (“Business Day.”)  However, on days that the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close all day, the Fund does not calculate its NAVs, even if the NYSE is open for business.  Similarly, on days that SIFMA recommends that the bond markets close early, the Fund calculates its NAV as of the earliest closing time between the bond markets and the NYSE, subject to the discretion of the Adviser.

All shareholder transaction orders received in good form by the Fund’s transfer agent or an authorized financial intermediary by 4:00 p.m. Eastern time will be processed at that day’s NAV.  Transaction orders received after 4:00 p.m. Eastern time will receive the next day’s NAV.

Share price is calculated by dividing the Fund’s net assets by its shares outstanding.  In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments.  If such information is not available for a security held by the Fund, is determined to be unreliable, or (to the Adviser’s knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at fair value estimates by the Adviser under guidelines established by the Board of Trustees.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. Dollar, as provided by an independent pricing service or reporting agency.  The Fund also relies on a pricing service in circumstances where the U.S. securities markets exceed a pre-determined threshold to value foreign securities held in the Fund's portfolio.  The pricing service, its methodology or the threshold may change from time to time.  Debt obligations with maturities of 60 days or less are valued at amortized cost.

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Fair Value Pricing

Portfolio securities and other assets are valued chiefly by market prices from the primary market in which they are traded.  Securities are priced at fair value as determined by the Adviser under the supervision of the Board of Trustees, when reliable market quotations are not readily available, the Fund’s pricing service does not provide a valuation for such securities, the Fund’s pricing service provides a valuation that in the judgment of the Adviser does not represent fair value, the Adviser believes that the market price is stale, or an event that affects the value of an instrument (a “Significant Event”) has occurred since the closing prices were established, but before the time as of which the Fund calculates its NAV.  Examples of Significant Events may include (1) events that relate to a single issuer or to an entire market sector; (2) significant fluctuations in domestic or foreign markets; or (3) occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.  If such Significant Events occur, the Fund may value the instruments at fair value, taking into account such events when it calculates its NAV.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. In addition, the Fund may also fair value an instrument if trading in a particular instrument is halted and does not resume prior to the closing of the exchange or other market.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources. Rafferty compares the market quotations to the fair value prices to evaluate the effectiveness of the Fund’s fair valuation procedures.

RULE 12b-1 FEES

The Fund has adopted a distribution plan under Rule 12b-1.  The plan allows the Fund to charge annualized fees up to 1.00% of the Fund’s average daily net assets to pay insurance companies or plan sponsors for distribution and shareholder services.  The Fund currently pays Rule 12b-1 fees in the amount of 0.25% and a separate shareholder servicing fee in the amount of 0.20% to the insurance companies that issue variable annuity and variable life policies through which you may invest in the Fund.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

HOW TO INVEST IN SHARES OF THE FUND

The Direxion Insurance Trust offers shares of the Fund to insurance company separate accounts that serve as investment vehicles for Contracts.  The Trust also offers shares of the Fund to certain Plans.  The separate accounts and plan sponsors, not the individual Contract owners or Plan beneficiaries, are the shareholders of the Fund.  However, the separate accounts and plan sponsors may pass through voting rights to the Contract owners or Plan beneficiaries.

Contract owners and plan beneficiaries that desire to purchase, sell or exchange shares in the Fund should consult with the insurance company that issued their Contracts, the accompanying variable Contract prospectus or their plan sponsor.  There may be other restrictions and costs for purchases, sales or exchanges.

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SHORT-TERM TRADING

The Fund anticipates that a significant portion of its assets will come from professional money managers and investors who use the Fund as part of their “asset allocation” and/or “market timing” investment strategies.  These strategies often call for frequent trading to take advantage of anticipated changes in market conditions.  Frequent trading increases the rate of the Fund’s portfolio turnover, which increases the overall expenses of managing the Fund, due to increased brokerage commissions or dealer mark-ups/mark-downs and other transaction costs on the sale of securities and reinvestments in other securities.  In addition, frequent trading may dilute the value of Fund shares held by long-term shareholders and may interfere with the efficient management of the Fund’s portfolio.  Although, the Fund reserves the right to reject any purchase orders or suspend the offering of Fund shares, the Fund does not currently impose any trading restrictions on Fund shareholders nor actively monitor for trading abuses.  The Fund’s Board of Trustees has approved the short-term trading policy of the Fund.  The costs associated with the Fund’s portfolio turnover will have a negative impact on longer-term investors as noted previously in the Prospectus.

ADDITIONAL INFORMATION

MANAGEMENT OF THE FUND

Rafferty provides investment services to the Fund.  Rafferty has been managing mutual funds since June 1997.  Rafferty is located at 33 Whitehall Street, 10th Floor, New York, New York 10004.  As of March 31, 2010, the Adviser had approximately $[   ] billion in assets under management.

Under an investment advisory agreement (“Advisory Agreement”) between the Fund and Rafferty, the Fund pays Rafferty fees at an annual rate of 0.75% of the Fund’s average daily net assets.  For the fiscal year ended December 31, 2009, the Adviser received net management fees as a percentage of average daily net assets of [0.82]%.

A discussion regarding the basis on which the Board of Trustees approved the Advisory Agreement is included in the Fund’s Annual Report to shareholders for the period ended December 31, 2009.

Loren L. Norton has managed the Fund since joining Rafferty in May 2006.  Mr. Norton is a Vice President and Portfolio Manager at Rafferty and serves as its chief high yield strategist.  He has 9 years of experience in the fixed income markets.  Prior to joining Rafferty, Mr. Norton was a Vice President and Credit Derivatives Trader at Credit Suisse from 2003 to 2005.  He also was an Associate and Credit Derivatives Trader at Morgan Stanley from 2001 to 2002.  As a Credit Derivatives Trader, he was responsible for buying and selling high yield, crossover and investment grade sector single name credit derivatives.  He has a BBA in Finance from the University of Massachusetts and an MBA from Columbia Business School.

The Fund’s SAI provides additional information about Mr. Norton’s compensation, other accounts he manages and his ownership of securities in the Fund.

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PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.  Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  The Annual and Semi-Annual Reports will be available by contacting the Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling (800) 851-0511.

DISTRIBUTIONS AND TAXES

Distributions

The Fund distributes dividends from net investment income at least annually and any realized net capital gains at least annually.  Net investment income generally consists of interest income and dividends received on investments, less expenses.  The Fund realizes capital gains when it sells its portfolio assets for a profit.  The tax consequences will vary depending on how long the Fund held the assets that were sold, not how long you held your Fund shares.  Distributions of net gains on sales of assets held for one year or less are taxed as dividends (that is, ordinary income).  Gains on sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates (a maximum of 15% for individual shareholders).  The Fund does not seek to provide distributions of long-term capital gains.

Dividends and capital gain distributions (collectively, “distributions”) will be reinvested automatically at the NAV per share unless you request otherwise in writing. Normally, distributions are taxable to shareholders per share received in cash or reinvested.  If you were to elect to receive distributions from the Fund by check and the U.S. Postal Service cannot deliver the check, or the check remains uncashed for six months, the Fund reserves the right to reinvest the check in your account at the then-current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.

Taxes

The Fund, which is treated as a separate corporation for Federal tax purposes, intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (“Code”), so that it will not have to pay federal income tax on that part of its investment company taxable income (determined without regard to any deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.

Fund shares are offered only to insurance company separate accounts that fund Contracts (“Separate Accounts”) and to Plans.  Under the Code, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable annuity or variable life insurance contracts.  See the applicable Contract prospectus for a discussion of the federal income tax status of: (1) the Separate Accounts; and (2) the holders of Contracts funded through the Separate Accounts.  Plans are generally exempt from federal income tax, though distributions from Plans usually are taxable; for more information, contact your Plan administrator.

It is important for the Fund to maintain its status as a regulated investment company (and to satisfy certain other requirements), because its shareholders that are Separate Accounts will then be able to use a “look-through” rule in determining whether the Contracts indirectly funded by the Fund meet the investment diversification requirements that apply to those accounts.  If the Fund failed to meet those requirements, owners of Contracts funded through it would be taxed immediately on the accumulated investment earnings under their Contracts and would lose any benefit of tax deferral.  Accordingly, the Adviser monitors the Fund’s compliance with the applicable regulated investment company qualification and Separate Account diversification requirements.

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The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and its shareholders; see the SAI for a more detailed discussion.  Prospective shareholders are urged to consult their tax advisers.

MASTER/FEEDER OPTION

The Fund may in the future operate under a master/feeder structure.  This means that the Fund would be a “feeder” fund that attempts to meet its objective by investing all or a portion of its investable assets in a “master” fund with the same investment objective.  The “master” fund would purchase instruments for investment.  It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Fund.  If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for the Fund without seeking shareholder approval.  However, the Trustees’ decision will be made only if the investments in the master funds are in the best interests of the Fund and its shareholders.  In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies.  You also will receive a 30-day notice prior to the implementation of the master/feeder structure.

DESCRIPTION OF INDEXES

The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman U.S. Aggregate Bond Index) is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.  The performance of the index does not reflect deductions for fees, expenses or taxes.

The Lipper High Current Yield Bond Fund Index is the average of the 30 largest mutual funds in the Lipper High Current Yield Bond Fund category.  These funds aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues.

The Barclays Capital U.S. Corporate High-Yield Bond Index covers the US Dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.  Securities are classified as high-yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below.  The index excludes Emerging Markets debt.  Effective December 29, 2009, the Barclays Capital U.S. Corporate High-Yield Bond Index has replaced the Barclays Capital U.S. Aggregate Bond Index as a more appropriate comparative benchmark.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the shares of the Fund’s outstanding for the periods indicated.  The information for the periods shown below was audited by [   ] whose report, along with the Fund’s financial statements, is included in the Annual Report, which is available upon request.  Certain information reflects financial results for a single share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

	Dynamic VP HY Bond Fund
	Year ended December 31, 2009			Year ended December 31, 2008		Year ended December 31, 2007	Year ended December 31, 2006	February 1, 20051 to December 31, 2005

Net Asset Value, Beginning of Year/Period	$	[	]	$19.52		$20.43	$20.05	$20.00

Net Investment Income (Loss)4		[	]	0.13		0.81	0.96	0.90
Net Realized and Unrealized Gain (Loss) on Investments		[	]	(2.05)		(1.16)	0.27	(0.60)

Net Increase (Decrease) in Net Asset Value Resulting from Operations		[	]	(1.92)		(0.35)	1.23	0.30

Dividends from Net Investment Income		[	]	(1.23)		(0.56)	(0.85)	(0.25)
Total Distributions		[	]	(1.23)		(0.56)	(0.85)	(0.25)

Net Asset Value, End of Period	$	[	]	$16.37		$19.52	$20.43	$20.05

Total Return6		[	]%	(9.98	)%7	(1.77)%	6.21%	1.50	%2
Net Assets, End of Year/Period (,000)	$	[	]	$60,187		$22,159	$44,705	$35,144
RATIO TO AVERAGE NET ASSETS:
Total Expenses		[	]%	1.93%		1.63%	1.68%	1.94	%3
Net Expenses		[	]%	1.75%		1.63%	1.67%	1.74	%3
Net Investment Income (Loss) After Expense Reimbursement/Recoupment		[	]%	0.76%		3.95%	4.75%	4.98	%3
Portfolio Turnover Rate5		[	]%	50%		145%	538%	654	%2
1	Commencement of operations.
2	Not Annualized.
3	Annualized.
4	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period/year.
5
Portfolio turnover ratio is calculated without regard to short-term securities having maturity of less than one year.  Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.  The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

6
All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes or any fees and expenses imposed under the Contracts and Plans, which would increase overall fees and expenses. Please refer to your Contract or Plan prospectus for a description of those fees and expenses.

7	The Adviser made a contribution due to trading error. If the contribution had not been made, the total return would have been lower by 0.07%.

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MORE INFORMATION ON
THE DIREXION INSURANCE TRUST
This Prospectus is intended only for use when accompanied by a Separate Account prospectus or qualified pension or retirement plan document.

Statement of Additional Information (“SAI”):  The Fund’s SAI contains more information on the Fund and its investment policies.  The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus).  A current SAI is on file with the Securities and Exchange Commission (“SEC”).

Annual and Semi-Annual Reports to Shareholders:
The Fund’s reports provide additional information on their investment holdings, performance data and a letter discussing the market conditions and investment strategies that significantly affected the Fund’s performance during that period.

The Trust does not maintain a website with Fund information because it is intended only for use when accompanied by a Separate Account prospectus or qualified pension or retirement plan document, which is only available from the insurance companies or qualified plan sponsors that have selected the Fund as an investment vehicle.  To receive the Fund’s SAI or Fund Reports free of charge, contact the insurance company that issued your Contract or contact the Fund directly using the information below.

To Obtain the SAI or Fund Reports Free of Charge:
Write to:                   Direxion Insurance Trust
                                          P.O. Box 701
                                          Milwaukee, Wisconsin  53201-0701

Call:                                    (800) 851-0511

By Internet:                      www.direxionfunds.com

These documents and other information about the Fund can be reviewed and copied at the SEC Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  Reports and other information about the Fund may be viewed on screen or downloaded from the EDGAR Database on the SEC’s website at http://www.sec.gov.  Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549- 1520 .

Rafferty Capital Markets, LLC, Distributor
59 Hilton Avenue
Garden City, New York 11530
SEC File Number:  811-09761
PROSPECTUS [THE DIREXION INSURANCE TRUST LOGO] 33 Whitehall Street, 10th Floor New York, New York 10004 (800) 851-0511 DYNAMIC VP HY BOND FUND

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DIREXION INSURANCE TRUST

Dynamic VP HY Bond Fund

STATEMENT OF ADDITIONAL INFORMATION

33 Whitehall Street, 10th Floor
New York, New York  10004

(800) 851-0511

The Direxion Insurance Trust (the “Trust”) is a management investment company, or mutual fund, which currently offers shares of a variety of investment portfolios to separate accounts that fund variable annuity contracts and variable life insurance policies of certain insurance companies (collectively, “Contracts”) and qualified pension and retirement plans (“Qualified Plans”).   This Statement of Additional Information (“SAI”) relates to one of these portfolios, the Dynamic VP HY Bond Fund.

This SAI dated April 30, 2010 is not a prospectus.  It should be read in conjunction with the Fund’s Prospectus dated April 30, 2010. This SAI is incorporated herein by reference into the Fund’s Prospectus.  In other words, it is legally part of the Fund’s Prospectus.

To receive a copy of the Prospectus or Annual or Semi-Annual Reports to shareholders, without charge, write or call the Trust at the address or telephone number listed above.

Dated: April 30, 2010

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ii

THE DIREXION INSURANCE TRUST

The Trust is a Massachusetts business trust organized on December 29, 1999 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”).  The Trust currently consists of numerous separate series, one of which is offered in this SAI.  On April 28, 2006, the Trust changed its name to the Direxion Insurance Trust.  Prior to that date, the Trust was known as the Potomac Insurance Trust.

This SAI relates only to the Dynamic VP HY Bond Fund (the “Fund”).  The Trust may offer additional series in the future. The Fund currently offers one class of shares.  The Fund’s shares are made available with respect to Contracts and Qualified Plans where the insurance company or Qualified Plan sponsor receives Rule 12b-1 payments and a separate shareholder servicing fee.  The Fund also may be subject to other charges as described in the Contracts’ prospectuses or Qualified Plan documents.

CLASSIFICATION OF THE FUND

The Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act.  The Fund is considered “non-diversified” because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers.  To the extent that the Fund assumes large positions in the securities of a small number of issuers, the Fund’s net asset value (“NAV”) may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

The Fund’s classification as a “non-diversified” investment company means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act.  The Fund, however, intends to meet certain tax-related diversification standards at the end of each quarter of its taxable year required by Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

INVESTMENT POLICIES AND TECHNIQUES

The Fund, under normal circumstances, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield debt instruments, commonly referred to as “junk bonds,” or derivatives of such instruments.  The Fund may engage in the types of transactions discussed below and in the Fund’s Prospectus.  There is no assurance that any method of investment available to the Fund will result in the achievement of its objectives.

This section provides a detailed description of the securities in which the Fund may invest to achieve its investment objective, the strategies it may employ and the corresponding risks of such securities and strategies.  The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money.  Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets.  Both domestic and foreign equity markets could experience increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions could continue.  The U.S. Government has already taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity.

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Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide.  This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples.  It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices.  These events and possible continued market turbulence may have an adverse effect on the Fund.

Asset-Backed Securities

The Fund may invest in certain types of asset-backed securities of any rating or maturity.  Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered.  Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement.  Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted.

Bank Obligations

Money Market Instruments.  The Fund may invest in bankers’ acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”).  The Fund also may invest in high quality, short-term, corporate debt obligations, including variable rate demand notes, having a maturity of one year or less.  Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely the Fund’s ability to resell when it deems advisable to do so.

Bankers’ Acceptances.  Bankers’ acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods.  They are termed “accepted” when a bank writes on the draft its agreement to pay it at maturity, using the word “accepted.”  The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date.  The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.

Certificates of Deposit (“CDs”).  The FDIC is an agency of the U.S. government that insures the deposits of certain banks and savings and loan associations up to $250,000 per deposit.  The interest on such deposits may not be insured to the extent this limit is exceeded.  Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $250,000 or more without regard to the interest rate ceilings on other deposits.  To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

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Commercial Paper.  Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof.  The Fund may invest in commercial paper rated A-l or A-2 by Standard & Poor’s® (“S&P®”) or Prime-1 or Prime-2 by Moody’s Investors Services®, Inc. (“Moody’s”), and in other lower quality commercial paper.

Corporate Debt Securities

The Fund may invest in investment grade corporate debt securities.  Investment grade corporate bonds are those rated BBB or better by S&P® or Baa or better by Moody’s.  Moody’s also considers securities rated Baa to have speculative characteristics.  See Appendix A for a description of corporate bond ratings.  The Fund may also invest in unrated securities.

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies.  Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status.  Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations.  Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles.  For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.  Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.  For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise.  In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

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Equity Securities

Common Stocks. The Fund may invest in common stocks.  Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied.  Common stocks generally have voting rights.  Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Convertible Securities.  The Fund may invest in convertible securities that may be considered high yield securities.  Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.  When investing in convertible securities, the Fund may invest in the lowest rating category.

Preferred Stock. The Fund may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.  When investing in preferred stocks, the Fund may invest in the lowest rating category.

Warrants and Rights.  The Fund may purchase warrants and rights, which are instruments that permit the Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock.  Warrants may be either perpetual or of limited duration but they usually do not have voting rights or pay dividends.  The market price of warrants is usually significantly less than the current price of the underlying stock.  Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

Foreign Securities

The Fund may have both direct and indirect exposure to foreign securities through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices.  In most cases, the best available market for foreign securities will be on exchanges or in over-the-counter (“OTC”) markets located outside the United States.

Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States.  Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments that could affect such investments.  Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars.  There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises.  Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.

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Illiquid Investments and Restricted Securities

The Fund may purchase and hold illiquid investments.  The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.  This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”), which the Trust’s Board of Trustees (“Board” or “Trustees”)  or Rafferty Asset Management, LLC (“Rafferty” or “Adviser”), the Fund’s investment adviser has determined under Board-approved guidelines are liquid.

The term “illiquid investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investments.  Investments currently considered to be illiquid include:  (1) repurchase agreements not terminable within seven days; (2) securities for which market quotations are not readily available; (3) OTC options and their underlying collateral; (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand; (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board; and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions.  The assets used as cover for OTC options will be considered illiquid unless the OTC options are sold to qualified dealers who agree to allow repurchase of any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement.  The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Fund may not be able to sell illiquid investments when Rafferty considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid.  In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid.  Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on NAV.

Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.  Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders.  An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities, however, could affect adversely the marketability of such portfolio securities and the ability to dispose of such securities promptly or at reasonable prices.

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Indexed Securities

The Fund may purchase indexed securities, which are securities the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective.  Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.  Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad.  At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Indexed securities may be more volatile than the underlying instruments.  Certain indexed securities that are not traded on an established market may be deemed illiquid.  See “Illiquid Investments and Restricted Securities” above.

Investments in indexed securities are considered investments in other investment companies discussed below.

Interest Rate Swaps

The Fund may enter into interest rate swaps for hedging purposes and non-hedging purposes.  Since swaps are entered into for good faith hedging purposes or are offset by a segregated account maintained by an approved custodian, Rafferty believes that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s borrowing restrictions. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or other liquid securities having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund’s custodian. The Fund will not enter into any interest rate swap unless Rafferty believes that the other party to the transaction is creditworthy. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.

Junk Bonds

The Fund may invest in lower rated debt securities of any maturity, often called “junk bonds.”

“Junk Bonds” generally offer a higher current yield than that available for higher-grade issues.  However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates.  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion.  At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties.  As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default.  There can be no assurance that such declines will not recur.

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The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.  Changes by recognized rating services in their rating of a fixed-income security may affect the value of these investments.  The Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase.  However, the Adviser will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund’s investment objective.

Options, Futures and Other Strategies

General.  The Fund may use certain options (traded on an exchange and OTC, or otherwise), futures contracts (sometimes referred to as “futures”) and options on futures contracts (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of its position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the “CFTC”).  In addition, the Fund’s ability to use Financial Instruments will be limited by tax considerations.  See “Dividends, Other Distributions and Taxes.”  Pursuant to a claim for exemption filed with the National Futures Association on behalf of the Fund, the Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to the registration or regulation as such under the Commodity Exchange Act.

In addition to the instruments, strategies and risks described below and in the Prospectus, the Adviser may discover additional opportunities in connection with Financial Instruments and other similar or related techniques.  These new opportunities may become available as the Adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed.  The Adviser may utilize these opportunities to the extent that they are consistent with the Fund’s investment objective and permitted by the Fund’s investment limitations and applicable regulatory authorities.  The Fund’s Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special Risks.  The use of Financial Instruments involves special considerations and risks, certain of which are described below.  Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1)    Successful use of most Financial Instruments depends upon the Adviser’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities.  The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion.  Due to the possibility of distortion, a correct forecast of stock market trends by the Adviser may still not result in a successful transaction.  The Adviser may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place that, thus, may result in the strategy being unsuccessful.

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(2)    Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)    As described below, the Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured.  These requirements might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.  The Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position.  Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

(4)    Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by the Fund on options transactions.

Cover.  Transactions using Financial Instruments, other than purchased options, expose the Fund to an obligation to another party.  The Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.  The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. (“Custodian”), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of the Fund’s assets to cover or accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Options.  The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions.  Options that expire unexercised have no value.  Options currently are traded on the Chicago Board Options Exchange® (“CBOE®”), the American Stock Exchange® (“AMEX®”) and other exchanges, as well as the OTC markets.

By buying a call option on a security, the Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price.  By writing (selling) a call option and receiving a premium, the Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised.  By buying a put option, the Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price.  By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

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Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction.  For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction.  Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction.  Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities.  Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction.  In contrast, OTC options are contracts between the Fund and its counter-party (usually a securities dealer or a bank) with no clearing organization guarantee.  Thus, when the Fund purchases an OTC option, it relies on the counter-party from which it purchased the option to make or take delivery of the underlying investment upon exercise of the option.  Failure by the counter-party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market.  However, there can be no assurance that such a market will exist at any particular time.  Closing transactions can be made for OTC options only by negotiating directly with the counter-party, or by a transaction in the secondary market if any such market exists.  There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration.  In the event of insolvency of the counter-party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

If the Fund was unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.  The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Futures Contracts and Options on Futures Contracts.  A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract.  An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying securities in the index is made.

When the Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option.  If the Fund writes a call, it assumes a short futures position.  If it writes a put, it assumes a long futures position.  When the Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

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Whether the Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index.  The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited.  The Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract.  Instead, at the inception of a futures contract the Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value.  Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules.  Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied.  Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.”  Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund’s obligations to or from a futures commission merchant.  When the Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk.  In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements.  If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold.  Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market.  However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time.  In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit.  Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.  The Fund would continue to be subject to market risk with respect to the position.  In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon.  The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions.  First, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

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Combined Positions.  The Fund may purchase and write options in combination with each other.  For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract.  Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Other Investment Companies

The Fund relies on certain exemptions provided by the 1940 Act, including one which permits the Fund to invest in the securities of other investment companies.  Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, the Fund becomes a shareholder of that investment company.  As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

The Fund intends to limit its investments in securities issued by other investment companies in accordance with the 1940 Act.  Section 12(d)(1) of the 1940 Act precludes the Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.

If the Fund invests in investment companies pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund proportionate to the vote of all other holders of such security.  In addition, an investment company purchased by the Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.

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Repurchase Agreements

The Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. government securities.  Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, the Fund purchases a U.S. government security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later.  The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund’s holding period.  While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year.  Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.  The Fund may not enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments.  See “Illiquid Investments and Restricted Securities” above.

The Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by the Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to repurchase the security.  If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral.  In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited.

Reverse Repurchase Agreements

The Fund may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements.  Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed to price.  At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest).  Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obliged to repurchase.  If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities.  During that time, the Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted.  Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of the Fund’s limitation on borrowing.

Short Sales

The Fund may engage in short sale transactions under which the Fund sells an instrument it does not own.  To complete such a transaction, the Fund must borrow the instrument to make delivery to the buyer.  The Fund then is obligated to replace the instrument borrowed by purchasing the instrument at the market price at the time of replacement.  The price at such time may be more or less than the price at which the instrument was sold by the Fund.  Until the instrument is replaced, the Fund is required to pay to the lender amounts equal to any dividends and interest that accrue during the period of the loan.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

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Until the Fund closes its short position or replaces the borrowed instrument, the Fund will: (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the instrument sold short; and (b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the instrument at the time the instrument was sold short or (2) otherwise cover the Fund’s short position.

Swap Agreements

The Fund may enter into swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act.  The Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis.  Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund’s illiquid investment limitations.  The Fund will not enter into any swap agreement unless Rafferty believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party.

The Fund may enter into a swap agreement in circumstances where Rafferty believes that it may be more cost effective or practical than buying the underlying securities or a futures contract or an option on such securities.  The counter-party to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

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The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of the Fund’s transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Unrated Debt Securities

The Fund may also invest in unrated debt securities.  Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market.  Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds.  The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

U.S. Government Securities

The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in pursuit of their investment objectives, in order to deposit such securities as initial or variation margin, as “cover” for the investment techniques they employ, as part of a cash reserve and for liquidity purposes.

U.S. government securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. government.  Not all U.S. government securities are backed by the full faith and credit of the United States.  Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. government to purchase the agencies’ obligations; while others are supported only by the credit of the instrumentality.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. government securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years).  All such Treasury securities are backed by the full faith and credit of the United States.

Certain U.S. government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury.  Others, such as securities issued by the Federal National Mortgage Association (“Fannie Mae©”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac©”), are supported only by the credit of the corporation.  In the case of securities not backed by the full faith and credit of the United States, a fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments.  The U.S. government may choose not to provide financial support to GSEs or instrumentalities if it is not legally obligated to do so.  A fund will invest in securities of such instrumentalities only when the Adviser is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

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On September 7, 2008, Fannie Mae© and Freddie Mac were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae© and Freddie Mac’s© assets and property and putting Fannie Mae© and Freddie Mac© in a sound and solvent condition.  Under the conservatorship, the management of Fannie Mae© and Freddie Mac was replaced.  Additionally, the U.S. Treasury reported that Fannie Mae© and Freddie Mac© are expected to gradually reduce their mortgage-backed security portfolios at the rate of 10 percent per year until stabilizing at a lower, less risky size.

The U.S. Treasury, FHFA and the Federal Reserve acted in collaboration to take the following steps to support the conservatorship.  First, the U.S. Treasury and FHFA have established the Preferred Stock Purchase Agreements pursuant to which the U.S. Treasury received senior preferred equity shares and warrants to ensure that Fannie Mae and Freddie Mac© maintained a positive net worth.  Fannie Mae© and Freddie Mac’s© common and preferred shareholders will bear any losses ahead of the new government senior preferred shares.  Second, the U.S. Treasury established a new secured lending credit facility made available to Fannie Mae© and Freddie Mac© to assist the entities in funding their regular business activities in the capital markets, until December 31, 2009.  Also, the U.S. Treasury has initiated a program to purchase Fannie Mae© and Freddie Mac© mortgage-backed securities through December 31, 2009, to aid mortgage affordability.  No assurance can be given that the initiatives disclosed above will be successful or will continue.

Yields on short-, intermediate- and long-term U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation.  Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields.  The market value of U.S. government securities generally varies inversely with changes in the market interest rates.  An increase in interest rates, therefore, generally would reduce the market value of the Fund’s portfolio investments in U.S. government securities, while a decline in interest rates generally would increase the market value of the Fund’s portfolio investments in these securities.

Zero-Coupon Securities

The Fund may invest in zero-coupon bonds of any rating or maturity.  Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value (“original issue discount” or “OID”).  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  The OID varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality.  If the issuer defaults, the holder may not receive any return on its investment.  Because zero-coupon securities bear no interest and compound semi-annually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities.  Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis.  When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return.  An investment in zero-coupon and delayed interest securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.

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Other Investment Risks and Practices

Borrowing.  The Fund may borrow money for investment purposes, which is a form of leveraging.  Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity.  Leverage will magnify changes in the Fund’s NAV and on the Fund’s investments.  Although the principal of such borrowings will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding.  Leverage also creates interest expenses for the Fund.  To the extent the income derived from securities purchased with borrowed funds exceeds interest expenses, the Fund’s net income will be greater than it would be if leverage were not used.  Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced.  The use of derivatives in connection with leverage creates the potential for significant loss.

The Fund may borrow money to facilitate portfolio management by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.  Such borrowing is not for investment purposes and will be repaid promptly.

As required by the 1940 Act, the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed.  If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

In addition to the foregoing, the Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of its total assets.  This borrowing is not subject to the foregoing 300% asset coverage requirement.  The Fund may pledge portfolio securities as Rafferty deems appropriate in connection with any borrowings.

Lending Portfolio Securities.  The Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions.  Borrowers are required continuously to secure their obligations to return securities on loan by depositing any combination of short-term government securities and cash as collateral.  The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily.  While portfolio securities are on loan, the Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized.  The Fund may invest the interest received and the collateral, thereby earning additional income.  Loans would be subject to termination by the Fund on a four-business day notice or by the borrower on a one-day notice.  Borrowed securities must be returned when the loan is terminated.  Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the Fund and the Fund’s shareholders.  The Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan.  The Fund currently has no intention of lending its portfolio securities.

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Portfolio Turnover.  The Trust anticipates that the Fund will have very high portfolio turnover due to the active management of its portfolio.

The Fund’s portfolio turnover rate is calculated by the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year.  Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate.  Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year.  In any given period, all of the Fund’s investments may have a remaining maturity of less than one year; in which case, the portfolio turnover rate for that period would be equal to zero. However, the Fund’s portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to the Fund’s shareholders from the Fund’s distributions of the increase capital gains recognized as a result of that trading.  The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s after-tax performance.

INVESTMENT RESTRICTIONS

In addition to the investment policies and limitations described above and described in the Prospectus, the Trust, on behalf of the Fund, has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of the Fund.  Under the 1940 Act, a “vote of the majority of the outstanding voting securities” of the Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders’ meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions.  If at any time the Fund’s borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

The Fund has adopted the following fundamental investment policy that enables it to invest in another investment company or series thereof:

Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with the same limitations as the Fund.  For this purpose, “all of the Fund’s investable assets” means that the only investment securities that will be held by the Fund will be the Fund’s interest in the investment company.

The Fund shall not:

1.  Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund’s total assets would be lent to other parties, except (1) through the purchase of a portion of an issue of debt securities in accordance with the Fund’s investment objective, policies and limitations, or (2) by engaging in repurchase agreements with respect to portfolio securities.

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2.  Underwrite securities of any other issuer.

3.  Purchase, hold, or deal in real estate or oil and gas interests.

4.  Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except (1) that the Fund may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments; (2) as otherwise permitted herein and in Investment Limitations Nos. 5 and 7; and (3) the Fund may make short sales of securities.

5.  Pledge, mortgage, or hypothecate the Fund’s assets, except (1) to the extent necessary to secure permitted borrowings; (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis; and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

6.  Invest in physical commodities, except that the Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

7.  Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund’s total assets); (2) as a temporary measure and then only in amounts not to exceed 5% of the value of the Fund’s total assets; (3) to enter into reverse repurchase agreements; and (4) to lend portfolio securities.  For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

8.  Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Fund has adopted the following non-fundamental investment policy, which may be changed by the vote of the Board without shareholder approval:

The Fund shall not hold assets of any issuers, at the end of any calendar quarter (or within 30 days thereafter), to the extent such holdings would cause the Fund to fail to comply with the diversification requirements imposed by section 817(h) of the Code, and the Treasury regulations issued thereunder on segregated asset accounts used to fund variable annuity contracts and/or variable life insurance policies.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, Rafferty is responsible for decisions to buy and sell securities for the Fund, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any.  Rafferty expects that the Fund may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.  There is generally no stated commission in the case of fixed income securities, which are commonly traded in the OTC market, but the price paid usually includes an undisclosed dealer commission or mark-up.

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When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer’s “spread,” the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty.

In effecting portfolio transactions for the Fund, Rafferty seeks to receive the closing prices of securities that are in line with those of the securities included in the applicable index and seeks to execute trades of such securities at the lowest commission rate reasonably available.  With respect to agency transactions, Rafferty may execute trades at a higher rate of commission if reasonable in relation to brokerage and research services provided to the Fund or Rafferty.  Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.  The Fund believes that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds and/or Rafferty from obtaining a high quality of brokerage and research services.  In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

Rafferty may use research and services provided to it by brokers; however, not all such services may be used by Rafferty in connection with the Fund.  While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty, this information and these services are of indeterminable value and would not reduce Rafferty’s investment advisory fee to be paid by the Fund.

Purchases and sales of U.S. government securities normally are transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals.  Such transactions are made on a net basis and do not involve payment of brokerage commissions.  The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

The Fund did not acquire securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents during the fiscal year ended December 31, 2008.  For the fiscal year ended December 31, 2008, there were no affiliated broker-dealer transactions.

The aggregate brokerage commission paid by the Fund* for the following fiscal years is shown in the table below.

Fiscal Period	Brokerage Fees Paid
Year Ended December 31, 2009	$[15,775]
Year Ended December 31, 2008	$15,981
Year Ended December 31, 2007	$17,106

*
The Fund usually trades securities with no stated commission, such as fixed income securities.  The aggregate brokerage fees reflected above do not include undisclosed dealer commissions or mark-up/downs.  As a result, the Fund’s aggregate brokerage commissions may appear lower than if such undisclosed dealer commissions or mark-up/downs were included.

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PORTFOLIO HOLDINGS INFORMATION

The Trust maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the Fund’s portfolio investments to ensure that such disclosure is in the best interests of the Fund’s shareholders.  In adopting the policies, the Board of Trustees considered actual and potential material conflicts that could arise between the interests of Fund shareholders, the Adviser, distributor, or any other affiliated person of the Fund.  Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

From time to time, rating and ranking organizations such as Standard & Poor’s® and Morningstar®, Inc. may request complete portfolio holdings information in connection with rating the Fund.  Similarly, pension plan sponsors, consultants and/or other financial institutions may request a complete list of portfolio holdings in order to assess the risks of the Fund’s portfolio along with related performance attribution statistics.  The Trust believes that these third parties have legitimate objectives in requesting such portfolio holdings information. To prevent such parties from potentially misusing portfolio holdings information, the Fund will generally only disclose such information as of the end of the most recent calendar quarter, with a lag of approximately 60 days, in conjunction with the Fund’s public disclosure described above.  In addition, the Fund’s President or Chief Compliance Officer may grant exceptions to permit additional disclosure of portfolio holdings information at differing times and with differing lag times to rating agencies and to the parties noted above, provided that (1) the recipient is subject to a confidentiality agreement; (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Fund and will not use the information to facilitate or assist in any investment program; and (3) the recipient will not provide access to third parties to this information. The Chief Compliance Officer shall report any disclosures made pursuant to this exception to the Board of Trustees.

In addition, the Fund’s service providers, such as custodian, administrator, transfer agent, distributor, legal counsel and independent registered public accounting firm may receive portfolio holdings information in connection with their services to the Fund.  In no event shall the Adviser, its affiliates or employees, or the Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

In the event a portfolio holdings disclosure made pursuant to the policies presents a conflict of interest between the Fund’s shareholders and Rafferty, the distributor and their affiliates or employees and any affiliated person of the Fund, the disclosure will not be made unless a majority of the Independent Trustees approves such disclosure.

MANAGEMENT OF THE TRUST

Trustees and Officers

The business affairs of the Trust are managed by or under the direction of the Board of Trustees.  The Trustees are responsible for managing the Fund’s business affairs and for exercising all of the Fund’s powers except those reserved to the shareholders.  A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Trust shares.

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The following table is a list of the Trustees and officers of the Trust, their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust as of December 31, 2009.  Each of the non-interested Trustees of the Trust also serve on the Board of the Direxion Funds and Direxion Shares ETF Trust, the other registered investment companies in the Direxion mutual fund complex.  In addition, Mr. Rafferty serves on the Board of the Direxion Funds.  Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004.

Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Lawrence C. Rafferty(1) Age: 67	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1999	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	94	Board of Trustee, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

Non-Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Daniel J. Byrne Age: 66	Trustee	Lifetime of Trust until removal or resignation; Since 1999	President and Chief Executive Officer of Byrne Securities Florida Inc. (formerly, Byrne Securities Inc.), 1992-present; Trustee, The Opening Word Program, Wyandanch, New York.	94	None

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Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Gerald E. Shanley III Age: 66	Trustee	Lifetime of Trust until removal or resignation; Since 1999	Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	94	None
John Weisser Age: 68	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	94
Director, MainStay VP Fund Series (20 Funds), The MainStay Funds (14 Funds), The MainStay Funds Trust (4 Funds); Director ICAP Funds, Inc (4 Funds); Director, Eclipse Funds, Inc. (21 Funds), Eclipse Funds (2 Funds).

Officers
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Daniel D. O’Neill Age: 42	President;	One Year; Since 1999	Managing Director of Rafferty, 1999-present.	N/A	N/A
	Chief Operating Officer and Chief Investment Officer	One Year; Since 2006

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Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
William Franca Age: 53	Executive Vice President – Head of Distribution	One Year; Since 2006	Senior Vice President – National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002-2004; Executive Vice President, Distribution, SunLife, 2001-2002.	N/A	N/A
Christopher Lewis Age: 39	Chief Compliance Officer	One Year; Since 2009	Director, Alaric Compliance Services, LLC, 2009– present; Partner, Thacher Proffitt & Wood LLP, 2004-2008; Partner, Simmons & Simmons, 2002-2004.	N/A	N/A
Guy F. Talarico Age: 54	Principal Financial Officer and Treasurer	One Year; Since 2008
CEO, Alaric Compliance Services, LLC, 2006-present; Co-CEO EOS Compliance Services, LLC, 2004-2006; Senior Director, Investors Bank and Trust Co, 2001-2004; Division Executive, JP Morgan-Chase Bank, 1986-2001; Group Product Manager, Lever Brothers Company, 1977-1986.

				N/A	N/A
Eric W. Falkeis 777 East. Wisconsin Avenue Milwaukee, WI 53202 Age: 37	Secretary	One Year; Since 2004
Senior Vice President, U.S. Bancorp Fund Services, LLC (“USBFS”), since September 2007; Chief Financial Officer, USBFS, since April 2006; Vice President, USBFS, 1997-present; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).

				N/A	N/A
(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.
(2)
The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 34 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 26 of the 94 funds currently registered with the SEC.

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[Description of Trustee qualifications to be added]

The Trust has an Audit Committee, consisting of Messrs. Weisser, Byrne and Shanley.  The members of the Audit Committee are not “interested” persons of the Trust (as defined in the 1940 Act).  The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust’s independent registered public accounting firm (including the audit fees charged by the accounting firm); the supervision of investigations into matters relating to audit matters; the review with the independent registered public accounting firm of the results of audits; and addressing any other matters regarding audits.  The Audit Committee met four times during the Trust’s most recent fiscal year.

The Trust also has a Nominating Committee, consisting of Messrs. Weisser, Byrne and Shanley, each of whom is a disinterested member of the Board.  The primary responsibilities of the Nominating Committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating Committee also evaluates and nominates Board member candidates.  The Nominating Committee will consider nominees recommended by shareholders.  Such recommendations should be in writing and addressed to the Fund with attention to the Nominating Committee Chair. The recommendation must include the following Preliminary Information regarding the nominee:  1) name; 2) date of birth; 3) education; 4) business, professional or other relevant experience and areas of expertise; 5) current business and home addresses and contact information; 6) other board positions or prior experience; and 7) any knowledge and experience relating to investment companies and investment company governance. The Nominating Committee did not meet during the Trust’s most recent fiscal year.

The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Weisser, Byrne and Shanley.  The members of the Qualified Legal Compliance Committee are not “interested” persons of the Trust (as defined in the 1940 Act).  The primary responsibility of the Trust’s Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report (“Report”) made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee, or agent of the Trust.  The Qualified Legal Compliance Committee did not meet during the Trust’s most recent fiscal year.

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The following table shows the amount of equity securities in the Fund in the Direxion Family of Investment Companies owned by the Trustees as of the calendar year ended December 31, 2009:

Dollar Range of Equity Securities Owned:	Interested Trustees:	Disinterested Trustees:
	Lawrence C. Rafferty	Daniel J. Byrne	Gerald E. Shanley III	John Weisser
Dynamic VP HY Bond Fund	$0	$0	$0	$0
Aggregate Dollar Range of Equity Securities in the Direxion Family of Investment Companies(1)	$0	$10,001-$50,000	$0	$0

(1)
The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 34 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 26 of the 94 funds currently registered with the SEC.

The Trust’s Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law.  However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

No officer, director or employee of Rafferty receives any compensation from the Fund for acting as a Trustee or officer of the Trust.  The following table shows the compensation earned by each Trustee for the Trust’s fiscal year ended December 31, 2009.

Name of Person, Position	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Family of Investment Companies(1) Paid to the Trustees
Interested Trustees
Lawrence C. Rafferty	$0	$0	$0	$0
Disinterested Trustees
Daniel J. Byrne	$189	$0	$0	$60,000
Gerald E. Shanley III	$208	$0	$0	$65,000
John Weisser	$189	$0	$0	$60,000
(1)	For the fiscal period ended December 31, 2009, trustees’ fees and expenses in the amount of $185 were incurred by the Trust.

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Principal Shareholders, Control Persons, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund.  As of March 31, 2010, the following shareholders were considered to be either control persons or principal holders of the Fund:

Dynamic VP HY Bond Fund

Name and Address	Parent Company	Jurisdiction	% Ownership
Security Benefit Life Insurance Company SBL Advisor Designs Navisys c/o Variable Annuity Dept. One SW Security Benefit Place Topeka, KS 66636-0001	[ ]	[ ]	[ ]%
First Security Benefit Life FBO FSBL Advance c/o Variable Annuity Dept. One SW Security Benefit Place Topeka, KS 66636-0001	[ ]	[ ]	[ ]%

In addition as of March 31, 2010, the trustees and officers as a group owned less than 1% of the outstanding shares of the Fund.

Investment Adviser

Rafferty Asset Management, LLC, 33 Whitehall Street, 10th Floor, New York, New York, 10004, provides investment advice to the Fund.  Rafferty was organized as a New York limited liability corporation in June 1997.  Lawrence C. Rafferty controls Rafferty through his ownership in Rafferty Holdings, LLC.

Under an investment advisory agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and Rafferty, Rafferty provides a continuous investment program for the Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund, subject to the supervision of the Trustees.  Rafferty bears all costs associated with providing these advisory services.  The Trust bears all other expenses that are not assumed by Rafferty as described in the Prospectus.  The Trust also is liable for nonrecurring expenses as may arise, including litigation to which the Fund may be a party.  The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Pursuant to the Advisory Agreement, the Fund pays Rafferty at an annual rate of 0.75% based on its average daily net assets.  Prior to July 1, 2009, the Fund was responsible for its own operating expenses and Rafferty contractually agreed to waive its fees and/or reimburse operating expenses (excluding, as applicable, among other expenses, front-end or contingent deferred sales loads, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, Acquired Fund Fees and Expenses, and extraordinary expenses such as litigation) through July 1, 2009 to the extent that the Fund’s expenses exceeded 1.95% of average daily net assets.  Any expense waiver is subject to reimbursement by the Fund, as applicable, within the following three years if Total Annual Fund Operating Expenses, not including excluded expenses, fall below this percentage limitation.

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Effective July 1, 2009, Rafferty is contractually obligated to pay all Fund expenses (excluding, management fees, distribution and/or service fees, shareholder service fees, Acquired Fund Fees and Expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund).  This agreement may be terminated at any time by the Board of Trustees.

The table below shows the amount of advisory fees incurred by the Fund and the amount of fees and expenses waived and/or expenses reimbursed by Rafferty for the fiscal years ended December 31.

Fiscal Period	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Advisor	Net Fees Paid to Advisor
Year Ended December 31, 2009(1)	$[300,329]	$0	$[300,329]
Year Ended December 31, 2008	$109,408	$26,098	$83,310
Year Ended December 31, 2007	$236,584	$0	$236,584
(1)	The Adviser recouped fees in the amount of $[26,098].

The Advisory Agreement was initially approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of the Fund, in compliance with the 1940 Act.  The Advisory Agreement continues in force for an initial period of two years after the date of its approval.  The Agreement is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Rafferty or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of the Fund.  The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or Rafferty.

Rafferty shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 there under, the Trust, Rafferty and the distributor have adopted Codes of Ethics (“Codes”).  These Codes permit portfolio managers and other access persons of the Fund to invest in securities that may be owned by the Fund, subject to certain restrictions.

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Portfolio Manager

Mr. Loren Norten serves as the portfolio manager for the Fund.  In addition to the Fund, he managed the following other accounts as of December 31, 2009.

Other Accounts	Total Number of Accounts	Total Assets (in millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

Mr. Norton manages other accounts, which share the Fund’s objective to invest in lower quality debt instruments.  Because of the similarities in the investment objectives and strategies of the Fund and the other accounts, conflicts of interest may arise.  As a result, the Adviser has adopted trade initiation, execution and allocation procedures that, among other things, ensure that the Adviser treats all clients fairly when taking an investment action.

Rafferty has not identified any other material conflicts between the Fund and the other accounts managed by Mr. Norton.  However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Fund and the other accounts.  The management of the Fund and the other accounts may result in unequal time and attention being devoted to the Fund and the other accounts.

Mr. Norton’s compensation is paid by Rafferty.  Mr. Norton’s compensation primarily consists of a fixed base salary and a bonus.  His salary is reviewed annually and increases are determined by factors such as performance and seniority.  Bonuses are determined by his individual performance, including factors such as attention to detail, process, and efficiency, and are affected by the overall performance of the firm.  His salary and bonus are not based on the Fund’s performance and as a result, no benchmarks are used.  Along with all other employees of Rafferty, the investment committee may participate in the firm’s 401(k) retirement plan where Rafferty may make matching contributions up to a defined percentage of their salary.

Set forth below are the dollar ranges of securities of the Fund beneficially owned by Mr. Norton as of December 31, 2009:

Name of Fund	Dollar Range of Equity Securities in the Fund
	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	Over $100,000
Dynamic VP HY Bond Fund	X

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Proxy Voting Policies and Procedures

The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by the Fund as part of Rafferty’s investment advisory services, subject to the supervision and oversight of the Board.  The Proxy Voting Policies of Rafferty are attached as Appendix B.  Notwithstanding this delegation of responsibilities, however, the Fund retains the right to vote proxies relating to its portfolio securities.  The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, taking into account the value of the Fund’s investments.

More Information.  The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free, 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

Fund Administrator, Fund Accountant, and Custodian

U.S. Bancorp Fund Services, LLC, (“Administrator”) 615 East Michigan Street, Milwaukee, Wisconsin, 53202, provides administrative, fund accounting and transfer agent services to Fund.  U.S. Bank, N.A., 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin, 53212 an affiliate of the Administrator, provides custodian services to the Fund.

Pursuant to an Administration Servicing Agreement (“Service Agreement”) between the Trust and the Administrator, the Administrator provides the Trust with administrative and management services (other than investment advisory services).  As compensation for these services, the Trust pays the Administrator a fee based on the Trust’s total average daily net assets of 0.045% on net assets or a minimum annual fee of $175,000 for the Fund Complex.  The Administrator also is entitled to certain out-of-pocket expenses.

The table below shows the amount of administrative and management service fees incurred by the Fund to the Administrator for the fiscal years shown.

Fiscal Period	Dynamic VP HY Bond Fund
Year Ended December 31, 2009	$[8,709]
Year Ended December 31, 2008	$7,297
Year Ended December 31, 2007	$12,056

Pursuant to a Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC (“Fund Accountant”), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports.  For these services, the Trust pays the Fund Accountant a fee based on the Trust’s total average daily net assets of 0.03% and a minimum annual fee of $525,000 for the Fund Complex.  The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.

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Pursuant to a Custodian Agreement, U.S. Bank, N.A. also serves as the Custodian of the Fund’s assets.  Under the terms of the Custodian Agreement, the Custodian holds and administers the assets in the Fund’s portfolios.  The Custodian receives an annual fee based on the Trust’s total average daily net assets of 0.0225% and a $1,000 minimum fee per fund.  The Custodian is also entitled to certain out-of-pocket expenses. U.S. Bank N.A. and/or its affiliates receive revenue from certain broker-dealers that may receive Rule 12b-1 fees or other payments from mutual funds in which the Fund may invest.  In recognition of this revenue, the Fund has received credits and may receive credits in future years from U.S. Bank N.A. and/or its affiliates for fees otherwise payable by the Fund.

Distributor

Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as the distributor (“Distributor”) in connection with the continuous offering of the Fund’s shares. The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of the Fund as agents on a best efforts basis and are not obligated to sell any specific amount of shares. For the fiscal year ended December 31, 2009, the Distributor received $90,000 as compensation from Rafferty for distribution services for the Trust.  Mr. Rafferty is an affiliated person of the Distributor.

Distribution Plan

Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule.  The Trustees have adopted a Rule 12b-1 Plan of Distribution (the “Plan”) for shares of the Fund.  The Plan authorizes the Trust to pay up to 1.00% of the shares’ average daily net assets to insurance companies in connection with the distribution of shares and other service activities.  The Fund currently pays Rule 12b-1 fees in the amount of 0.25% of the Fund’s average daily net assets on an annual basis to the insurance companies that issue variable annuity and variable life policies through which you may invest in the Fund.  The insurance companies’ services may include printing and mailing of Fund prospectuses, statements of additional information, shareholder reports, sales brochures, compensation of insurance company sales personnel, account maintenance services, or other activities that the Board determines are primarily intended to result in the sale of Fund shares.  In addition, the Fund pays a separate annualized shareholder services fee of 0.20% of its average daily net assets.

The Plan was approved by the Trustees including the Independent Trustees of the Fund.  In approving the Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.  The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plan and the purposes for which such expenditures were made.

The Plan permits payments to be made by the Fund to the distributor or other third parties for expenditures incurred in connection with the distribution of Fund shares to investors and the provision of certain shareholder services.  The Distributor or other third parties are authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of the Funds.  In addition, the Plan authorizes payments by the Fund to the Distributor or other third parties for the cost related to selling or servicing efforts, preparing, printing and distributing Fund prospectuses, statements of additional information, and shareholder reports to investors.

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The tables below show the amount of 12b-1 fees incurred and the allocation of such fees by the Fund for the fiscal years shown.

Fiscal Period	12b-1 fees paid
Year Ended December 31, 2009	$[100,109]

Fund	Advertising and Marketing	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Other Marketing Expenses
Dynamic VP HY Bond Fund	$0	$0	$0	$[100,109]	$0	$0

Independent Registered Public Accounting Firm

[   ], [   ], is the independent registered public accounting firm for the Trust. The Financial Statements of the Funds for the fiscal year ended December 31, 2009 have been audited by [   ] and are incorporated by reference herein, which is given upon their authority as experts in accounting and auditing.

DETERMINATION OF NET ASSET VALUE

The NAV per share of the Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time), each day the NYSE and the Bond Market are open for business (“Business Day”).  The NYSE is not open on New Year’s Day, Presidents’ Day, Martin Luther King’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  In addition to these holidays, the Bond Market is not open on Columbus Day and Veterans’ Day.

A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued.  If no sale is reported at that time, the mean of the last bid and asked prices is used.  Securities traded principally on the NASDAQ Global Market® (“NASDAQ®”) for which quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ® each Business Day.  The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices; in that case, NASDAQ® will adjust the price to equal the inside bid or asked price, whichever is closer.

If, on a particular day, an exchange-traded security does not trade, then the mean between the closing bid and asked prices will be used.  All equity securities that are not traded on a listed exchange held by a Fund will be valued at the last sales price in the OTC market, or, if no sales price is reported, the mean of the last bid and asked price is used.  Securities and other assets for which market quotations are not readily available, or for which Rafferty has reason to question the validity of quotations received, are valued at fair value by procedures as adopted by the Board.

For purposes of determining NAV per share of the Fund, exchange-traded options and options on futures are valued at the composite price using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest asked price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on exchanges where the options are traded.  If there are no trades for the option on a given business day, the composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.  Non-exchange traded options are valued at the mean between the last bid and asked quotations.

The prices of futures contracts are valued either at the settlement prices established each day on the exchange on which they are traded if the settlement price reflects trading prior to the close of regular trading or at the last sales price prior to the close of regular trading if the settlement prices established by the exchange reflects trading after the close of regular trading.

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Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an independent pricing service or reporting agency.

Short-term debt instruments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  If the Board determines that the amortized cost method does not represent the fair value of the short-term debt instrument, the investment will be valued at fair value as determined by procedures as adopted by the Board.  Other debt securities (including credit default swaps) are valued by using either the closing bid and ask prices provided by the Funds’ pricing service or the mean between the closing bid and ask prices provided by brokers that make markets in such instruments, or if such prices are unavailable, by a pricing matrix method.  U.S. government securities are valued at the mean between the closing bid and asked price provided by an independent third party pricing service (“Pricing Service”).

Dividend income and other distributions are recorded on the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or the officers of the Trust.  The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations.  The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of the Fund are valued at fair value.

For purposes of calculating its daily NAV, the Fund typically reflects changes in its holdings of portfolio securities on the first business day following a portfolio trade (commonly known as “T+1 accounting”).  However, the Fund is permitted to include same day trades when calculating its NAV (commonly referred to as “trade date accounting”) on days when the Fund receives substantial redemptions.  Such redemptions can result in an adverse impact on the Fund’s NAV when there is a disparity between the trade price and the closing price of the security.  Thus, the Fund’s use of trade date accounting is likely to lessen the impact of substantial redemptions on the Fund’s NAV.

PURCHASES AND REDEMPTIONS

The insurance company separate accounts in which premiums from the Contracts are deposited (“Separate Accounts”) may purchase and redeem shares of the Fund on each day the NYSE and the Bond Market are open for trading.  Purchases and redemptions may be effected based on the amount of premium payments to be invested or surrendered and transfer requests, among other things.  No fees are charged to the Separate Accounts when they purchase or redeem shares of the Fund.

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SHAREHOLDER AND OTHER INFORMATION

Shareholder Information

The Separate Accounts and Qualified Plan sponsors and not the individual Contract or Plan owners are the shareholders of the Fund.  However, the Contracts and Qualified Plans may pass through voting rights to the contract owners.  Each share of the Fund gives the shareholder one vote in matters submitted to shareholders for a vote.  Share voting rights are not cumulative, and shares have no preemptive or conversion rights.  Shares are not transferable.  As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings.  Shareholder approval will be sought only for certain changes in the Trust’s or the Fund’s operation and for the election of Trustees under certain circumstances.  Trustees may be removed by the Trustees or by shareholders at a special meeting.  A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust’s outstanding shares.

Other Information

Potential Conflicts.  Shares of the Fund may serve as the underlying investments for the separate accounts of unaffiliated insurance companies for both annuity contracts and life insurance policies. The interests of various contract and policy owners might at some time be in conflict. The Trust does not presently foresee any conflict. However, the Board intends to monitor events to identify any material irreconcilable conflict that may arise and to determine what action, if any, should be taken in response to such conflict. If such conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw its investments in the Fund. This may require the Fund to sell securities at unfavorable prices.

TAXES
Taxes

Regulated Investment Company Status.  The Fund is treated as a separate corporation for federal tax purposes and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of Chapter 1 of Subtitle A of the Code (“RIC”).  If the Fund so qualifies and satisfies the Distribution Requirement (defined below) for a taxable year, it will not be subject to federal income tax on the part of its investment company taxable income (generally consisting of net investment income and the excess of net short-term capital gain over net long-term capital loss (“net short-term capital gain”), all determined without regard to any deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders for that year.

To qualify for treatment as a RIC, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (“Distribution Requirement”) and must meet several additional requirements.  These requirements include the following:  (1) the Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies, and (b) net income from an interest in a “qualified publicly traded partnership” (“QPTP”)  (“Income Requirement”); and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (b) not more than 25% of the value of its total assets may be invested in (i) securities (other than government securities or the securities of other RICs) of any one issuer, (ii) securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar or related trades or businesses, or (iii) securities of one or more QPTPs (collectively, “RIC Diversification Requirements”). The Internal Revenue Service (“Service”) has ruled that income from a derivative contract on a commodity index generally is not qualifying income for purposes of the Income Requirement.

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Although the Fund intends to continue to satisfy all the foregoing requirements, there is no assurance that it will be able to do so.  The investment by the Fund primarily in options and futures positions entails some risk that it might fail to satisfy the RIC Diversification Requirements.  There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by the Fund, pursuant to which it would be treated as satisfying the RIC Diversification Requirements, would not be accepted in an audit by the Service, which might apply a different method resulting in disqualification of the Fund.

If the Fund failed to qualify for treatment as a RIC any taxable year, (1) its taxable income, including net capital gain, would be taxed at corporate income tax rates (up to 35%) and it would not receive a deduction for  distributions to its shareholders, (2)  it would be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment, and (3) more importantly, each Separate Account invested therein would fail to satisfy the diversification requirement imposed by section 817(h) of the Code and the regulations thereunder (“Section 817 Diversification Requirement”) (described below), with the result that the Contracts supported by that account would no longer be eligible for tax deferral.

Additional Diversification Requirement.  The Fund intends to comply with the Section 817 Diversification Requirement on insurance company segregated asset (i.e., separate) accounts.  This requirement, which is in addition to the RIC Diversification Requirements imposed on the Fund, place certain limitations on the assets of each Separate Account -- and, because section 817(h) and the regulations treat the assets of each Fund as assets of the related Separate Account, of each Fund -- that may be invested in securities of a single issuer.  Specifically, the regulations require that, except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within thirty days thereafter, no more than 55% of the value of an account’s total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments.  For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer.  Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the RIC Diversification Requirements are satisfied and no more than 55% of the value of the account’s total assets is cash and cash items, government securities and securities of other RICs.  The Fund’s failure to satisfy the Section 817 Diversification Requirements would result in taxation of the insurance company issuing the Contracts the premiums from which are invested through the Separate Accounts, in that Fund and treatment of the holders thereof other than as described in the applicable Contract prospectus.

Income from Foreign Securities.  Dividends and interest the Fund receives, and gains it realizes on foreign securities, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities.  Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

The Fund may invest in the stock of “passive foreign investment companies” (“PFICs”).  A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income.  Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders.  The balance of the PFIC income will be included in a Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.  Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate on individuals’ QDI.

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If the Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then, in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to satisfy the Distribution Requirement -- even if the Fund did not receive those earnings and gain from the QEF.  In most instances it will be very difficult, if not impossible, to make this election because some of certain requirements thereof.

The Fund may elect to “mark to market” its stock in any PFIC.  “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the PFIC’s stock over the Fund’s adjusted basis therein as of the end of that year.  Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election.  The Fund’s adjusted basis in each PFIC’s stock with respect to which it makes this election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Gains or losses (1) from the disposition of foreign currencies; (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security; and (3) that are attributable to fluctuations in exchange rates that occur between the time the Fund accrues dividends, interest or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables, or pays the liabilities, generally will be treated as ordinary income or loss.  These gains or losses will increase or decrease the amount of the Fund’s investment company taxable income to be distributed to its shareholders.

Derivatives Strategies.  The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith.  Gains from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations, and gains from options, futures and forward contracts) the Fund derives with respect to its business of investing in securities or foreign currencies will be treated as qualifying income under the Income Requirement.  The Fund will monitor its transactions, make appropriate tax elections, and make appropriate entries in its books and records when it acquires any foreign currency, option, futures contract, forward contract, or hedged investment to mitigate the effect of these rules, prevent its disqualification as a RIC, and minimize the imposition of federal income and excise taxes.

Code section 1092 (dealing with straddles) also may affect the taxation of options, futures and forward contracts in which the Fund may invest.  That section defines a “straddle” as offsetting positions with respect to activity traded personal property; for these purposes, options, futures and forward contracts are positions in personal property.  Under that section any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle.  The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles.  If the Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made.  Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of straddle transactions are not entirely clear.

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If a call option written by the Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain.  If the Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys.  If such an option is exercised and the Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale.  If a call option purchased by the Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto.  If the Fund exercises a purchased call option, the premium it paid for the option will be added to the basis in the subject securities or futures contract.

If the Fund has an “appreciated financial position” -- generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time.  A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract the Fund or a related person enters into with respect to the same or substantially identical property.  In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale.  The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the Fund’s transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

Income from Zero Coupon and Payment-in-Kind Securities.  The Fund may acquire zero coupon or other securities (such as STRIPS) issued with OID.  As a holder of those securities, the Fund must include in its gross income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year.  Similarly, the Fund must include in its gross income securities it receives as “interest” on payment-in-kind securities.  Because the Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives.  Those distributions will be made from the Fund’s cash assets or from the proceeds of sales of portfolio securities, if necessary.  The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Income from REITs.  The Fund may invest in REITs that (1) hold residual interests in real estate mortgage investment conduits (“REMICs”) or (2) engage in mortgage securitization transactions that cause the REITs to be taxable mortgage pools (“TMPs”) or have a qualified REIT subsidiary that is a TMP.  A portion of the net income allocable to REMIC residual interest holders may be an “excess inclusion.”  The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and RICs that hold residual REMIC interests and of REITs, or qualified REIT subsidiaries, that are TMPs.  Although those regulations have not yet been issued, the U.S. Treasury Department and the Service issued a notice in 2006 (“Notice”) announcing that, pending the issuance of further guidance, the Service would apply the principles in the following paragraphs to all excess inclusion income, whether from REMIC residual interests or TMPs.

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The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP’s excess inclusion income under a “reasonable method,” (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid, (3) inform shareholders that are not “disqualified organizations” (i.e., governmental units and tax-exempt entities that are not subject to the unrelated business income tax) of the amount and character of the excess inclusion income allocated thereto, (4) pay tax (at the highest federal income tax rate imposed on corporations) on the excess inclusion income allocated to its disqualified organization shareholders, and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate.  Excess inclusion income allocated to certain tax-exempt entities (including qualified retirement plans, individual retirement accounts, and public charities) constitutes unrelated business taxable income to them.

A RIC with excess inclusion income is subject to rules identical to those in clauses (2) through (5) (substituting “that are nominees” for “that are not ‘disqualified organizations’” in clause (3) and inserting “record shareholders that are” after “its” in clause (4)).  The Notice further provides that a RIC is not required to report the amount and character of the excess inclusion income allocated to its shareholders that are not nominees, except that, (1) a RIC with excess inclusion income from all sources that exceeds 1% of its gross income must do so and (2) any other RIC must do so by taking into account only excess inclusion income allocated to the RIC from REITs the excess inclusion income of which exceeded 3% of its dividends.  No Fund will invest directly in REMIC residual interests, and no Fund intends to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.

The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Fund.  No attempt is made to present a complete explanation of the federal tax treatment of the Fund and its shareholder activities, and this discussion is not intended as a substitute for careful tax planning.  Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Fund and to distributions therefrom.

FINANCIAL STATEMENTS

The financial statements for the Fund for the fiscal year ended December 31, 2009 are herein incorporated by reference to the Fund’s Annual Report to shareholders dated December 31, 2009.

To receive a copy of the Prospectus or Annual or Semi-Annual reports to shareholders, without charge, write or call the Trust at the address or telephone number above.

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Appendix A

Description of Corporate Bond Ratings

Moody’s Investors Service and Standard and Poor’s Corporation are two prominent independent rating agencies that rate the quality of bonds.  Following are expanded explanations of the ratings shown in the Prospectus and this SAI.

Moody’s Investors Service – Long-Term Corporate Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Generally, investment-grade debt securities are those rated Baa3 or better by Moody’s.

Standard and Poor’s – Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
•	Nature of and provisions of the obligation;
•
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

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AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note: Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms.

D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note: Plus (+) or minus (-). The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus
(-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Generally, investment-grade debt securities are those rated BBB or better by Standard & Poor’s.

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Appendix B

Direxion Funds
Direxion Insurance Trust
Proxy Voting Policies and Procedures

Recognizing the increased scrutiny that both institutions and corporations are under, it is important to have corporate governance that appreciates the importance of consistently applied policy guidelines that are aligned with investors’ views on key issues.  With this in mind we currently use ISS’s proxy voting service to execute ballots on behalf of the Direxion Funds and the Direxion Insurance Trust (collectively, the “Trust”).  ISS prepares custom research and votes per their recommendation.  If we agree with their recommendation, no action is required.  However, we retain the right and ability to override the vote if you disagree with ISS’s vote recommendation.

I.	Duty to Vote Proxies

Rafferty Asset Management, LLC (“Rafferty”) views seriously its responsibility to exercise voting authority over securities that are owned by the Trust.

To document that proxies are being voted, ISS (on behalf of the Trust) will maintain a record reflecting when and how each proxy is voted consistent with the requirements of Rule 206(4)-6 under the Investment Advisors Act of 1940 and other applicable regulations.  Rafferty will make its proxy voting history and policies and procedures available to shareholders upon request.

II.	Guidelines for Voting Proxies

Rafferty generally follows the recommendations of ISS’s proxy voting guidelines as    outlined below.  Proxy proposals are considered on their own merits and a determination is made as to support or oppose management’s recommendation.  Rafferty will typically accept ISS’s recommendations on social issues as it does not have the means to evaluate the economic impact of such proposals, or determine a consensus among shareholders’ social or political viewpoints.

III.	Review and Compliance

It is Rafferty’s responsibility to oversee ISS’s proxy voting to ensure compliance and timely reporting to US Bank.  Reports are verified monthly through ISS’s Votex website.  ISS provides US Bank with the NP-X file covering the period from July 1st through June 30th of the following year.  US Bank files the NP-X with the SEC on the Trust’s behalf.  These records are maintained for five years and the previous two years proxy voting records can be accessed by contacting US Bank.

Below is a summary outlining ISS’s US Proxy Voting Guidelines.

1. Auditors
Ratifying Auditors
Vote FOR proposals to ratify auditors, unless:
• An auditor has a financial interest in or association with the company, and is therefore not independent;
• There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or
• Fees for non-audit services are excessive.

2. Board of Directors
Voting on Director Nominees in Uncontested Elections
Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:
• Composition of the board and key board committees;
• Attendance at board and committee meetings;

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• Corporate governance provisions and takeover activity;
• Disclosures under Section 404 of the Sarbanes-Oxley Act;
• Long-term company performance relative to a market and peer index;
• Extent of the director’s investment in the company;
• Existence of related party transactions;
• Whether the chairman is also serving as CEO;
• Whether a retired CEO sits on the board;
• Number of outside boards at which a director serves.

WITHHOLD from individual directors who:
• Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);
• Sit on more than six public company boards;
• Are CEOs of public companies who sit on the boards of more than two public companies besides their own (withhold only at their outside boards).

WITHHOLD from the entire board (except for new nominees, who should be considered on a CASE-BY-CASE basis) if:
• The company’s poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

• The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption or reneges on a commitment to put the pill to a vote and has not yet been withheld from for this issue;

• The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;
• The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;
• The board failed to act on takeover offers where the majority of the shareholders tendered their shares;
• At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;
• A Russell 3000 company underperformed its industry group (GICS group). The test will consist of the bottom performers within each industry group.

WITHHOLD from inside directors and affiliated outside directors when:
• The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
• The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
• The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:
• The non-audit fees paid to the auditor are excessive;

• A material weakness identified in the Section 404 disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms.

WITHHOLD from the members of the Compensation Committee if:
• There is a negative correlation between chief executive pay and company performance;
• The company fails to submit one-time transfers of stock options to a shareholder vote;
• The company fails to fulfill the terms of a burn rate commitment they made to shareholders;
• The company has poor compensation practices.

WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

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Classification/Declassification of the Board
Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

• Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.);

• Two-thirds independent board;
• All-independent key committees;
• Established governance guidelines;
• The company does not under-perform its peers.

Majority Vote Shareholder Proposals
Generally vote FOR reasonably crafted shareholders proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections). Consider voting AGAINST the shareholder proposal if the company has adopted a formal corporate governance policy that present a meaningful alternative to the majority voting standard and provide an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

At a minimum, a company’s policy should articulate the following elements to adequately address each director nominee who fails to receive an affirmative of majority of votes cast in an election:
• Established guidelines disclosed annually in the proxy statement concerning the process to follow for nominees who receive majority withhold votes;
• The policy needs to outline a clear and reasonable timetable for all decision-making regarding the nominee’s status;
• The policy needs to specify that the process of determining the nominee’s status will be managed by independent directors and must exclude the nominee in question;
• An outline of a range of remedies (for example, acceptance of the resignation, maintaining the director but curing the underlying causes of the withheld votes, etc.);

• The final decision on the nominee’s status should be promptly disclosed via an SEC filing. The policy needs to include the timeframe for disclosure and require a full explanation of how the decision was reached.

In addition, the company should articulate to shareholders why its policy is the best structure for demonstrating accountability to shareholders.

3. Proxy Contests
Voting for Director Nominees in Contested Elections
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
• Long-term financial performance of the target company relative to its industry;
• Management’s track record;
• Background to the proxy contest;
• Qualifications of director nominees (both slates);
• Strategic plan of dissident slate and quality of critique against management;
• Likelihood that the proposed goals and objectives can be achieved (both slates);
• Stock ownership positions.

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Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

4. Takeover Defenses
Poison Pills
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
• Shareholders have approved the adoption of the plan; or

• The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
• No lower than a 20 percent trigger, flip-in or flip-over;
• A term of no more than three years;
• No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

• Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings
For mergers and acquisitions, evaluate the proposed transaction based on these factors:
• Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?
• Market reaction - How has the market responded to the proposed deal?
• Strategic rationale - Does the deal make sense strategically? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable.
• Negotiations and process - Were the terms of the transaction negotiated at arm's length? Was the process fair and equitable?

• Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests.

• Governance - Will the combined company have a better or worse governance profile than the parties to the transaction?

6. State of Incorporation
Reincorporation Proposals
Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

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7. Capital Structure
Common Stock Authorization
Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain. In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company's performance and whether the company’s ongoing use of shares has shown prudence.

Issue Stock for Use with Rights Plan
Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

Preferred Stock
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote FOR proposals to create "de-clawed" blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

8. Executive and Director Compensation
Equity Compensation Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the plan if:
• The total cost of the company’s equity plans is unreasonable;
• The plan expressly permits the repricing of stock options without prior shareholder approval;
• There is a disconnect between CEO pay and the company’s performance;
• The company’s three year burn rate exceeds the greater of 2 percent and the mean plus 1 standard deviation of its industry group; or
• The plan is a vehicle for poor pay practices.

Director Compensation
Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation plan are met and disclosed in the proxy statement:
• Stock ownership guidelines with a minimum of three times the annual cash retainer.
• Vesting schedule or mandatory holding/deferral period:
- A minimum vesting of three years for stock options or restricted stock; or
- Deferred stock payable at the end of a three-year deferral period.
• A balanced mix between cash and equity. If the mix is heavier on equity, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.
• No retirement/benefits and perquisites for non-employee directors; and
• A table with a detailed disclosure of the cash and equity compensation for each non-employee director for the most recent fiscal year.

Disclosure of CEO Compensation-Tally Sheet
Companies should provide better and more transparent disclosure related to CEO pay. Consider withhold votes in the future from the compensation committee and voting against equity plans if compensation disclosure is not improved and a tally sheet is not provided.

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Employee Stock Purchase Plans--Qualified Plans
Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR plans if:
• Purchase price is at least 85 percent of fair market value;
• Offering period is 27 months or less; and
• The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Employee Stock Purchase Plans--Non-Qualified Plans
Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR plans with:
• Broad-based participation (i.e., all employees with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);
• Limits on employee contribution (a fixed dollar amount or a percentage of base salary);
• Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;
• No discount on the stock price on the date of purchase since there is a company matching contribution.

Option Exchange Programs/Re-pricing Options
Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration historic trading patterns, rationale for the re-pricing, value-for-value exchange treatment of surrendered options, option vesting, term of the option, exercise price and participation. Vote FOR shareholder proposals to put option re-
pricing to a shareholder vote.

Severance Agreements for Executives/Golden Parachutes
Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include:
• A trigger beyond the control of management;
• The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;

• Change-in-control payments should be double-triggered, i.e., (1) after a change in the company’s ownership structure has taken place, and (2) termination of the executive as a result of the change in control.

9. Corporate Responsibility
Animal Rights
Generally vote AGAINST proposals to phase out the use of animals in product testing unless:
• The company is conducting animal testing programs that are unnecessary or not required by regulation;
• The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;
• The company has been the subject of recent, significant controversy related to its testing programs.

Generally vote FOR proposals seeking a report on the company’s animal welfare standards.

Drug Pricing and Re-importation
Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:
• The existing level of disclosure on pricing policies;
• Deviation from established industry pricing norms;
• The company’s existing initiatives to provide its products to needy consumers;
• Whether the proposal focuses on specific products or geographic regions.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed. Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.

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Genetically Modified Foods
Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Tobacco
Most tobacco-related proposals (such as on second-hand smoke, advertising to youth and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.

Toxic Chemicals
Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals.

Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe unless such actions are required by law in specific markets.

Arctic National Wildlife Refuge
Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:
• New legislation is adopted allowing development and drilling in the ANWR region;
• The company intends to pursue operations in the ANWR; and
• The company has not disclosed an environmental risk report for its ANWR operations.

Concentrated Area Feeding Operations (CAFOs)
Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs unless:
• The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or
• The company does not directly source from CAFOs.

Global Warming and Kyoto Protocol Compliance
Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:
• The company does not maintain operations in Kyoto signatory markets;
• The company already evaluates and substantially discloses such information; or,
• Greenhouse gas emissions do not significantly impact the company’s core businesses.

Political Contributions
Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions considering: any recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.

Link Executive Compensation to Social Performance
Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.

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Outsourcing/Offshoring
Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report; and the existence of a publicly available code of corporate conduct that applies to international operations.

Human Rights Reports
Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.
10. Mutual Fund Proxies
Election of Directors
Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund
Vote CASE-BY-CASE on conversion proposals, considering the following factors:
• Past performance as a closed-end fund;
• Market in which the fund invests;
• Measures taken by the board to address the discount; and
• Past shareholder activism, board activity, and votes on related proposals.

Establish Director Ownership Requirement
Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred
Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the solicitation expenses.

Terminate the Investment Advisor
Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:
• Performance of the fund’s net asset value;
• The fund’s history of shareholder relations;
• The performance of other funds under the advisor’s management.

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THE DIREXION INSURANCE TRUST

PART C
OTHER INFORMATION

Item 23.    Exhibits.

(a)	(i)
Declaration of Trust is herein incorporated by reference to the Trust’s Initial Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 29, 1999 via EDGAR, Accession No. 0000898432-99-001184.

(ii)
Amendment to the Declaration of Trust dated April 5, 2006 is herein incorporated by reference to the Trust’s Initial Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 28, 2006 via Edgar, Accession No. 0000894189-06-001026.

(b)
By-Laws is herein incorporated by reference to the Trust’s Initial Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 29, 1999 via EDGAR, Accession No. 0000898432-99-001184.

(c)		Voting trust agreement – None.

(d)	(i)(A)
Investment Advisory Agreement between the Direxion (formerly, Potomac) Insurance Trust and Rafferty Asset Management, LLC is herein incorporated by reference to the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on May 9, 2000 via EDGAR, Accession No. 0000898432-00-000381.

(i)(B)
Amendment to Schedule A to the Investment Advisory Agreement is herein incorporated by reference to the Post-Effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 28, 2006 via EDGAR, Accession No. 0000894189-06-002134.

(ii)(A)
Form of Investment Subadvisory Agreement between Flexible Plan Investments, Ltd. and Rafferty Asset Management, LLC is herein incorporated by reference to the Post-Effective Amendment No. 12 to the Trust’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on April 9, 2004 via EDGAR, Accession No. 0000898432-04-000330.

(ii)(B)
Amendment to Schedule A to the Investment Subadvisory Agreement is herein incorporated by reference to the Post-Effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 28, 2006 via EDGAR, Accession No. 0000894189-06-002134.

(e)	(i)(A)
Form of Distribution Agreement between the Direxion (formerly, Potomac) Insurance Trust and Rafferty Capital Markets, LLC is herein incorporated by reference to the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on May 9, 2000 via EDGAR, Accession No. 0000898432-00-000381.

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(i)(B)
Amendment to Schedule A to the Distribution Agreement is herein incorporated by reference to the Post-Effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 28, 2006 via EDGAR, Accession No. 0000894189-06-002134.

(ii)
Form of Dealer Agreement is herein incorporated by reference to the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on May 9, 2000 via EDGAR, Accession No. 0000898432-00-000381.

(iii)(A)
Form of Services Agreement is herein incorporated by reference to the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on May 9, 2000, EDGAR, Accession No. 0000898432-00-000381.

(iii)(B)
Amendment to Exhibit A to the Services Agreement is herein incorporated by reference to the Post-Effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 28, 2006 via EDGAR, Accession No. 0000894189-06-002134.

(f)		Bonus, profit sharing contracts – None.

(g)	(i)
Custodian Agreement between the Direxion (formerly, Potomac) Insurance Trust and U.S. Bank, NA is herein incorporated by reference to the Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 15, 2004 via EDGAR, Accession No. 0000894189-04-002152.

(ii)
Amendment to Exhibit C to the Custodian Agreement is herein incorporated by reference to the Post-Effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 28, 2006 via EDGAR, Accession No. 0000894189-06-002134.

(h)	(i)(A)
Transfer Agent Agreement between the Direxion (formerly, Potomac) Insurance Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference to the Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 15, 2004 via EDGAR, Accession No. 0000894189-04-002152.

(i)(B)
Amendment to Exhibit A to the Transfer Agent Agreement is herein incorporated by reference to the Post-Effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 28, 2006 via EDGAR, Accession No. 0000894189-06-002134.

(ii)(A)
Fund Accounting Servicing Agreement between the Direxion (formerly, Potomac) Insurance Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference to the Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 15, 2004 via EDGAR, Accession No. 0000894189-04-002152.

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(ii)(B)
Amendment to Exhibit A to the Fund Accounting Servicing Agreement is herein incorporated by reference to the Post-Effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 28, 2006 via EDGAR, Accession No. 0000894189-06-002134.

(iii)(A)
Fund Administrative Servicing Agreement between the Direxion (formerly, Potomac) Insurance Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference to the Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 15, 2004 via EDGAR, Accession No. 0000894189-04-002152.

(iii)(B)
Amendment to Exhibit A to the Fund Administration Servicing Agreement is herein incorporated by reference to the Post-Effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 28, 2006 via EDGAR, Accession No. 0000894189-06-002134.

(iv)
Form of Participation Agreement is herein incorporated by reference to the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on May 9, 2000 via EDGAR, Accession No. 0000898432-00-000381.

(i)		Opinion and Consent of Counsel – to be filed by amendment.

(j)	(i)	Consent of Independent Registered Public Accounting Firm – to be filed by amendment.

(ii)
Powers of Attorney is herein incorporated by reference to the Post-Effective Amendment No. 25 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on June 16, 2006 via EDGAR, Accession No. 0000894189-06-001458.

(iii)
Power of Attorney is herein incorporated by reference to the Post-Effective Amendment No. 28 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 30, 2007 via EDGAR, Accession No. 0000894189-07-001284.

(k)
Audited seed capital statements is herein incorporated by reference to the Post-Effective Amendment No. 13 to the Trust Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on April 30, 2004 via EDGAR, Accession No. 0000898432-04-000405.

(l)
Letter of investment intent is herein incorporated by reference to the Post-Effective Amendment No. 13 to the Trust Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on April 30, 2004 via EDGAR, Accession No. 0000898432-04-000405.

(m)	(i)(A)
Class B Plan pursuant to Rule 12b-1 is herein incorporated by reference to the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on May 9, 2000 via EDGAR, Accession No. 0000898432-00-000381.

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(i)(B)
Amended Schedule A to the Rule 12b-1 is herein incorporated by reference to the Post-Effective Amendment No. 25 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on June 16, 2006 via EDGAR, Accession No. 0000894189-06-001458.

(ii)(A)
Subadvised Plan pursuant to Rule 12b-1 is herein incorporated by reference to the Post-Effective Amendment No. 20 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on May 2, 2005 via EDGAR, Accession No. 0000894189-05-001118.

(ii)(B)
Amended Schedule A to Subadvised Plan pursuant to Rule 12b-1 is herein incorporated by reference to the Post-Effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 28, 2006 via EDGAR, Accession No. 0000894189-06-002134.

(n)		Plan pursuant to Rule 18f-3 – None.

(o)		Reserved.

(p)	(i)
Code of Ethics for Direxion (formerly, Potomac) Insurance Trust and Rafferty Asset Management, LLC is herein incorporated by reference to the Post-Effective Amendment No. 20 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on May 2, 2005 via EDGAR, Accession No. 0000894189-05-001118.

(ii)
Code of Ethics of Flexible Plan Investments, Ltd. is herein incorporated by reference to the Post-Effective Amendment No. 12 to the Trust’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on April 9, 2004 via EDGAR, Accession No. 0000898432-04-000330.

(iii)
Code of Ethics of Rafferty Capital Markets, LLC is herein incorporated by reference to the Post-Effective Amendment No. 11 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 5, 2004 via EDGAR, Accession No. 0000898432-04-000231.

Item 24.    Persons Controlled by or Under Common Control with Registrant

None.

Item 25.    Indemnification

Article XI, Section 2 of the Trust’s Declaration of Trust provides that:

(a)       Subject to the exceptions and limitations contained in paragraph (b) below:

(i)  every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust and/or by the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof;

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(ii)  the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while a Covered Person is in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)       No indemnification shall be provided hereunder to a Covered Person:

(i)  who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

(ii)  in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry or full investigation); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent legal counsel.

(c)       The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.  Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

(d)       Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification under this Section 2; provided, however, that:

(i)  such Covered Person shall have provided appropriate security for such undertaking,

(ii)  the Trust is insured against losses arising out of any such advance payments, or

(iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust and not a partnership.  Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Series or the Trustees.  A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

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Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26.             Business and Other Connections of Investment Adviser

Rafferty Asset Management, LLC (the “Adviser”), 33 Whitehall Street, 10th Floor, New York 10004, offers investment advisory services.  Information as to the officers and directors of the Adviser is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-54679).

Flexible Plan Investments, Ltd. (“Flexible Plan”), 3883 Telegraph Road, Suite 100, Bloomfield Hills, Michigan, 48302, offers investment advisory services.  Information as to the officers and directors of Flexible Plan is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-21073).

Item 27.             Principal Underwriter

(a)       Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, NY 11530, serves as principal underwriter for the Direxion Funds, Leuthold Funds, Marketocracy Funds and Aegis Funds.

(b)       The director and officers of Rafferty Capital Markets, LLC are:

Name	Positions and Offices with Underwriter	Position and Offices with Registrant

Thomas A. Mulrooney	President	None

Lawrence C. Rafferty	Director	Chairman of the Board of Trustees

Stephen P. Sprague	Chief Financial Officer	Treasurer and Controller

The principal business address of each of the persons listed above is 59 Hilton Avenue, Garden City, NY 11530.

Item 28.             Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the physical possession of the Direxion Insurance Trust’s investment adviser, subadviser, administrator, custodian, subcustodian, or transfer agent.

Item 29.             Management Services

Not applicable.

Item 30.             Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on March 1, 2010.

DIREXION FUNDS

By:  /s/ Daniel D. O’Neill
Daniel D. O’Neill
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 31 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Lawrence C. Rafferty*	Chairman of the Board	March 1, 2010
Lawrence C. Rafferty

/s/ Daniel J. Byrne*	Trustee	March 1, 2010
Daniel J. Byrne

/s/ Gerald E. Shanley III*	Trustee	March 1, 2010
Gerald E. Shanley III

/s/ John Weisser*	Trustee	March 1, 2010
John Weisser

/s/ Guy Talarico	Principal Financial	March 1, 2010
Guy Talarico	Officer and Treasurer

/s/ Daniel D. O’Neill	President and Principal	March 1, 2010
Daniel D. O’Neill	Executive Officer

*By: /s/ Daniel D. O’Neill
Daniel D. O’Neill, President and Attorney-In Fact